As filed with the Securities and Exchange Commission on September 6, 2002

                                           1933 Act Registration No. 333 - 34806
                                           1940 Act Registration No. 811 - 09901

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

                      Pre-Effective Amendment No. ____ [ ]

                      Post-Effective Amendment No. 2 [ X ]

                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

                              Amendment No. 4 [ X ]

                          HILLVIEW INVESTMENT TRUST II
               (Exact name of registrant as specified in charter)

                                  c/o PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (800) 660-9418

                                Joseph A. Bracken
                             700 The Times Building
                                Ardmore, PA 19003
                     (Name and Address of Agent for Service)

                                   Copies to:
                              Arthur J. Brown, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to Paragraph (b) of Rule 485;
[_] on (date) pursuant to Paragraph (b) of Rule 485;
[X] 60 days after filing pursuant to Paragraph (a)(1) of Rule 485;
[ ] on (date) pursuant to Paragraph (a)(1) of Rule 485;
[ ] 75 days after filing pursuant to Paragraph (a)(2) of Rule 485; or
[ ] on (date) pursuant to Paragraph (a)(2) of Rule 483.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Hillview Investment Trust II
Hillview Alpha Fund
Hillview International Alpha Fund







                             ----------------------


                                   PROSPECTUS
                                November __, 2002


                             ----------------------










As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

                                    Contents
                    -----------------------------------------


Hillview Alpha Fund                                               1

Hillview International Alpha Fund                                 6

More About Investment Strategies and Risks                       12

Management                                                       13

Dividends and Taxes                                              15

Shareholder Information                                          16

   Purchasing Shares
   Selling Shares
   Exchanges
   Other Information about Purchases and Redemptions
   Shareholder Reports and Inquiries

Financial Highlights                                             18

                         ------Hillview Alpha Fund------
                        Hillview International Alpha Fund



                               Hillview Alpha Fund
                   Investment Objective, Strategies and Risks


Investment Objective

Long-term capital appreciation.

Principal Investment Strategies


Under normal circumstances, the fund intends to invest primarily in common stocks of U.S. small- and mid-capitalization companies (i.e., companies whose stock market capitalization is no larger than the largest company in the Russell Midcap Index of mid-capitalization companies or less at the time of investment). The fund typically will focus its investments in stocks of companies that are outside the S&P 500 Index. The fund may invest in large-capitalization companies when the sub-adviser(s) feel such companies are undervalued or present significant potential for growth. The fund may also invest in other equity securities, such as convertible preferred stock, debt securities convertible into or exchangeable for common stock and warrants or rights that are convertible into common stock.

The fund's investment manager, Hillview Capital Advisors, LLC ("Hillview Advisors"), selects sub-advisers to manage specified portions of the fund. Hillview Advisors anticipates that, under normal circumstances, the fund's portfolio will be allocated among four to six sub-advisers. Hillview Advisors has full discretion to allocate and rebalance the fund's assets among the fund's sub-advisers. Hillview Advisors selects sub-advisers with complementary investment styles which are intended to bring the fund enhanced portfolio and style diversification as well as excess return relative to a market benchmark over time. Hillview Advisors seeks sub-advisers with distinguished track records, specific investment processes and experienced firm personnel. More specifically, Hillview Advisors seeks managers with definable, sustainable advantages over their peers that, when applied in less efficient market sectors, can result in superior returns.


The fund has adopted a "concentrated equity" approach for management of the majority of its assets. Under a concentrated equity approach, a sub-adviser invests only in its "best investment ideas," that is, the securities in which it has the highest confidence for investment success at any given time. For certain sub-advisers, a concentrated equity approach will mean a portfolio of 15-20 equity securities; for other sub-advisers it will mean a portfolio that has substantially fewer securities than other accounts they manage with similar styles. By focusing on the "best investment ideas" of each sub-adviser, the fund seeks to create a portfolio with increased overall performance when compared to a more broadly diversified portfolio of securities selected by a single sub-adviser. At the same time, the use of multiple sub-advisers with distinct styles is intended to provide a prudent level of diversification of securities as compared to each individual sub-adviser.


Harris Associates L.P. ("Harris"), Ironwood Capital Management, LLC ("Ironwood"), Shaker Investments, Inc. ("Shaker Investments"), Pzena Investment Management LLC ("Pzena") and Frontier Capital Management Company, LLC ("Frontier") currently serve as sub-advisers to the fund.


Harris employs a value-oriented, long-term investment philosophy and a fundamental research driven stock selection process for equity investing. Harris attempts to minimize risk and preserve capital by identifying companies whose securities trade at a substantial discount to Harris' calculation of the

                         ------Hillview Alpha Fund------
                        Hillview International Alpha Fund

companies' true business values. Harris' concentrated approach focuses on securities it believes reflect at least a 30-50% discount to Harris' calculation of the value of the underlying companies.


Ironwood's investment philosophy is to combine the superior long-term performance of small company stocks with the risk averse nature of value investing. Ironwood conducts thorough company analysis to uncover stocks that are priced substantially below each company's long-term economic value. Its philosophy is to be a buyer of the business and to examine each potential investment as a potential acquirer would examine a company, its future prospects and management. Ironwood focuses on stocks with market capitalizations of less than $1 billion.

Shaker Investments' investment focus is on maximizing returns while trying to minimize the long-term risk by investing in high-quality U.S. growth companies, i.e., dominant growth companies characterized by, among other things, strong management, positive earnings or cashflows and market leadership. The firm's investment process encompasses three analytical phases: top down view, identifying superior companies, and buying at the right price. Shaker Investments evaluates significant macroeconomics, demographic and industry trends to determine which sectors are growing at above average rates and are likely to continue growing at such rates for the next three to five years or longer. The firm then evaluates specific growth companies within these sectors, measuring them against eleven different criteria, focusing on an analysis of the sustainability of a company's strong, proprietary advantage over the ensuing three years. Shaker Investments selects companies that have stable and above average profit margins and whose three year sustainable growth rate exceed their projected price to earnings multiple.

Pzena employs a "value equity" approach, which involves in-depth fundamental analysis to identify companies whose long-term earnings prospects are not reflected in the current share price. Pzena attempts to capitalize on investment opportunities that may develop when investors overreact to adverse business conditions, resulting in excessive undervaluation of specific securities. Pzena's research focus is on forecasting what a business should earn over a normal business cycle. The firm believes this approach will identify value opportunities for the fund since most equity managers ignore value opportunities because they are concentrating more on predicting near-term earnings.


Frontier seeks capital appreciation by investing in companies expected to generate above-average earnings growth in a concentrated portfolio of no more than 40 stocks. The investment process is driven by internal research, seeking growth companies at reasonable valuations. Frontier attempts to achieve excess return by utilizing the research capabilities of the entire team of ten Frontier research analysts. Each analyst selects up to four stocks and has full discretion over investment ideas, buys and sells, and weightings for his or her portion of the portfolio. The team leader is responsible for certain overall decisions, including sector and industry weightings.

Principal Risks

An investment in the fund is not guaranteed, and you may lose money by investing in the fund.

The fund is not a complete investment program. It has been designed to provide exposure to securities of small to mid-capitalization companies, and is typically used in conjunction with a variety of other investments to provide investors with a full and appropriate asset allocation.

An investment in the fund is subject to a number of risks, including (1) the risk that stock prices may decline over short or even extended periods; (2) the risk that the sub-advisers will not perform as anticipated; (3) the risk of increased volatility that may result from the "concentrated equity" approach;

                         ------Hillview Alpha Fund------
                        Hillview International Alpha Fund



and (4) certain risks, including increased volatility, associated with investment in small- and mid-capitalization company securities.

Stock prices in general rise and fall as a result of investors' perceptions of the market as a whole. If the stock market drops in value, the value of the fund's portfolio investments is also likely to decrease in value. The increase or decrease in the value of the fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.


The fund's investment success depends on the skill of Hillview Advisors in evaluating, selecting and monitoring sub-advisers and on the investment management expertise of each sub-adviser and its personnel responsible for managing the fund's assets. An investment in the fund is subject to the risks that Hillview Advisors will not effectively maintain a group of sub-advisers that can meet the fund's objective and that one or more sub-advisers may not perform as anticipated. The strategies and techniques used by an individual sub-adviser may not result in positive investment gains, and the fund may not exceed the performance of its equity benchmarks.

The fund's "concentrated equity" approach involves the risk of decreased diversification due to fewer holdings. Because each sub-adviser may invest in a limited number of securities, changes in the market value of a single issuer held by a sub-adviser could affect the performance of that sub-adviser's portion of the fund and its net asset value more severely than if the sub-adviser's holdings were more diversified. The fund seeks to reduce such risk through the use of multiple sub-advisers. Although each sub-adviser holds only a limited number of holdings, overall the fund's portfolio will be diversified.

Investments in securities of companies with smaller revenues and market capitalizations present greater risks than securities of larger, typically more established companies. Smaller capitalization companies can be more volatile in price than larger capitalization companies due to the generally lower degree of liquidity in the markets for such securities, the greater sensitivity of smaller companies to changes in, or failure of, management, and to other changes in competitive, business, industry and economic conditions, including risks associated with limited product lines, markets, management depth, or financial resources. In addition, some of the companies in which the fund may invest may be in the early stages of development and have limited operating histories. There may be less publicly available information about small or early stage companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.


The fund should not be considered suitable for investors who are unable or unwilling to assume the risks of loss inherent in such a program, nor should investment in the fund be considered a balanced or complete investment program.

Performance


The bar chart and performance table below illustrate the risks and volatility of an investment in the fund for the past calendar year. All figures assume distributions were reinvested. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, the fund's past performance does not necessarily indicate how the fund will perform in the future.

                         ------Hillview Alpha Fund------
                        Hillview International Alpha Fund




                        Annual Total Returns Before Taxes*

[OBJECT OMITTED]



* Results are shown on a calendar year basis; the fund's fiscal year ends on June 30. The fund's year-to-date return as of ________ __, 2002, was ___%.

            Best Quarter                        Worst Quarter
                ---%                                ---%
          (_____ __, 2001)                    (_____ __, 2001)

                                                                                                 Since Inception
Average Annual Returns as of 12/31/01                                     1 Year               (September 1, 2000)
-------------------------------------                                     ------               -------------------
Before Taxes                                                               ___%                       ___%
After Taxes on Distributions(1)                                            ___%                       ___%
After Taxes on Distributions and Sale of Shares(1)                         ___%                       ___%
S&P MidCap 400/S&P SmallCap 600 Composite Index (2)                        ___%                       ___%
Wilshire 4500 Index (3)                                                    ___%                       ___%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns are not relevant for shares held through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Past performance, both before and after taxes, is not an indication of how the fund will perform in the future.

2 The S&P MidCap 400/S&P SmallCap 600 (50%/50%) Composite Index measures the performance of the mid-size and small company segments of the U.S. market.

3 At a Board of Trustees meeting held on May 21, 2002, the Board of Trustees approved a change of the fund's primary benchmark from the S&P MidCap 400/S&P SmallCap 600 Composite Index to the Wilshire 4500 Index. This change is intended to provide shareholders with better information to assess the performance of the fund by using a more accurate benchmark that more closely corresponds to the fund's investment strategy.

                         ------Hillview Alpha Fund------
                        Hillview International Alpha Fund


                             Expenses and Fee Tables

Fees And Expenses: These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

         Shareholder Fees (fees paid directly from your investment)

         Maximum Sales Charges (Load)..................................None

         Maximum Deferred Sales Charge (Load)..........................None

         Exchange Fee..................................................None

         Annual Fund Operating Expenses (expenses that are deducted from fund assets)


         Management and Advisory Fees(1)                                1.13%
         Distribution (12b-1) Fee                                        None
         Other Expenses                                                 ____%
         --------------
                                                                 -------------
         Total Annual Fund Operating Expenses                           ____%
         Waived Fees                                                   (____%)
         -----------
                                                                 -------------
         Net Annual Fund Operating Expenses(2)                          ____%
--------------------------
1 The Management Fee is 0.25% of the fund's average annual assets. The sub-advisory fees are separate fees. The contractual sub-advisory fee rates vary among the sub-advisers and the aggregate rates will depend on the asset allocations to each sub-adviser which vary over time.

2 Hillview Advisors had previously contractually agreed to reimburse the fund to limit the expenses of the fund so that Other Expenses (i.e. those expenses other than Management Fee and Sub-Advisory Fee) would not exceed 0.35% of the fund's average annual assets until September 18, 2001 and 0.40% of the fund's average annual assets for the period from September 19, 2001 to June 30, 2002. Hillview Advisors may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the fund's Other Expenses and such reimbursements do not exceed the stated contractual cap. If actual Other Expenses are less than the stated contractual cap, and Hillview Advisors has recouped any eligible previous payments made, the fund will be charged such lower expenses. Hillview Advisors has contractually agreed to waive its Management Fee for the fund's fiscal year ending June 30, 2003.


Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses (reflecting fee waivers for the first year only) remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

                           1 Year.............................$_____
                           3 Years............................$_____
                           5 Years............................$_____
                           10 Years...........................$_____

                         ------Hillview Alpha Fund------
                        Hillview International Alpha Fund

                        Hillview International Alpha Fund
                   Investment Objective, Strategies and Risks

Fund Objective

Long-term capital appreciation.

Principal Investment Strategies


The fund invests primarily in stocks of companies in countries outside the United States that are represented in the MSCI Europe, Australasia, Far East Index ("EAFE Index"). The EAFE Index reflects stocks in most developed countries outside North America. The fund also invests in stocks of issuers in other countries, including emerging markets, as represented in the MSCI Emerging Markets Free Index.

Hillview Advisors selects sub-advisers to manage specified portions of the fund. Hillview Advisors anticipates that, under normal circumstances, the fund's portfolio will be allocated among three to six sub-advisers. Hillview Advisors has full discretion to allocate and rebalance the fund's assets among the fund's sub-advisers. Hillview Advisors selects sub-advisers with complementary investment styles which are intended to bring the fund enhanced portfolio and style diversification as well as excess return relative to a market benchmark over time. Hillview Advisors seeks sub-advisers with distinguished track records, specific investment processes and experienced firm personnel. More specifically, Hillview Advisors seeks managers with definable, sustainable advantages over their peers that, when applied in less efficient market sectors, can result in superior returns.


The fund has adopted a "concentrated equity" approach for management of the majority of its assets. Under a concentrated equity approach, a sub-adviser invests only in its "best investment ideas," that is, the securities in which it has the highest confidence for investment success at any given time. For certain sub-advisers, a concentrated equity approach will mean a portfolio of 15-20 equity securities; for other sub-advisers it will mean a portfolio that has substantially fewer securities than other accounts they manage with similar styles. By focusing on the "best investment ideas" of each sub-adviser, the fund seeks to create a portfolio with increased overall performance when compared to a more broadly diversified portfolio of securities selected by a single sub-adviser. At the same time, the use of multiple sub-advisers with distinct styles is intended to provide a prudent level of diversification of securities as compared to each individual sub-adviser.

The fund seeks to:

o Combine the efforts of several experienced, international money managers, all with superior track records,

o Access the favorite stock-picking ideas of each manager at any point in time,

o Deliver a portfolio that is prudently diversified in terms of stocks and industries while still allowing each manager to run portfolio segments focused on only its favorite stocks, and

o Further diversify across different-sized companies, countries, industries and styles by including managers utilizing a variety of investment disciplines.


The fund invests in securities traded in both developed and emerging markets. Under normal market conditions, emerging market exposure could be as much as 25% of the fund's assets, invested through a combination of emerging market specialist manager(s), as well as emerging markets components of any of the

                         ------Hillview Alpha Fund------
                        Hillview International Alpha Fund



sub-adviser's portfolios. The remainder of the fund's assets are invested in stocks of companies listed and domiciled in developed countries. There are no limits on the fund's geographic asset distribution, but to provide adequate diversification, the fund ordinarily invests in the securities markets of at least five countries outside of the United States. During abnormal market conditions, the fund may invest in U.S. issuers and it may, at times, invest all of its assets in fewer than five countries.


Each sub-adviser has a distinct investment approach. As a group, the sub-advisers invest in stocks with a range of market capitalizations. Although each sub-adviser has the flexibility to invest on a worldwide basis in companies with market capitalizations of any size, the fund may at times invest significantly in small- and mid-capitalization foreign companies under normal market conditions. The fund considers companies with market capitalizations less than the median market capitalization of the EAFE Index to be small- and mid-capitalization companies.

Harris Associates L.P. ("Harris"), BPI Global Asset Management LLP ("BPI"), and Deutsche Asset Management Investment Services, Limited ("Deutsche Asset Management") currently serve as sub-advisers to the fund.


Harris employs a value-oriented, long-term investment philosophy and a fundamental research-driven stock selection process for international equity investing. Harris attempts to minimize risk and preserve capital by identifying companies whose securities trade at a substantial discount to Harris' calculation of the companies' true business values. Harris' concentrated international approach focuses on securities it believes reflect at least a 30-50% discount to Harris' calculation of the value of the underlying companies.


BPI's investment approach utilizes bottom-up analysis to identify stocks for purchase. The firm focuses on what it believes to be quality companies with sustainable, competitive advantages and assesses valuations based on global industry groups as opposed to country valuations. Portfolios are expected to be relatively concentrated, consisting of approximately 15 securities. Country allocations are secondary to stock selection.




Deutsche Asset Management invests its portfolio according to the firm's International Select style, which results in a relatively concentrated portfolio of 30 to 40 equally weighted positions. The investment approach focuses on stock selection as opposed to sector selection as the best opportunity to add value. Each company's growth characteristics are evaluated, with an emphasis on company fundamentals and sustainable net cash flows. A team of over 240 investment professionals worldwide supports the investment process.

Principal Risks

An investment in the fund is not guaranteed, and you may lose money by investing in the fund.

The fund is not a complete investment program. It has been designed to provide exposure to securities of companies outside the United States, and is typically used in conjunction with a variety of other investments to provide investors with a full and appropriate asset allocation.

An investment in the fund is subject to a number of risks, including (1) the risk that stock prices may decline over short or even extended periods; (2) the risk that the sub-advisers will not perform as anticipated; (3) certain risks associated with investment in foreign company securities; (4) the risk of increased volatility that may result from the "concentrated equity" approach; and (5) certain risks, including increased volatility, associated with

                         ------Hillview Alpha Fund------
                        Hillview International Alpha Fund

investment in small- and mid-capitalization company securities.

Stock prices in general rise and fall as a result of investors' perceptions of the market as a whole. If the stock markets drop in value, the value of the fund's portfolio investments is also likely to decrease in value. The increase or decrease in the value of the fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the global markets.


The fund's investment success depends on the skill of Hillview Advisors in evaluating, selecting and monitoring sub-advisers and on the investment management expertise of each sub-adviser and its personnel responsible for managing the fund's assets. An investment in the fund is subject to the risks that Hillview Advisors will not effectively maintain a group of sub-advisers that can meet the fund's objectives and that one or more of the sub-advisers may not perform as anticipated. The strategies and techniques used by an individual sub-adviser may not result in positive investment gains, and the fund may not exceed the performance of its equity benchmarks.

Foreign securities involve additional risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic conditions and developments abroad and differences between U.S. and foreign regulatory requirements and market practices. When securities are denominated in foreign currencies, they also are subject to currency risk. Currency risk is the risk that the value of a foreign currency in which one or more of the fund's investments are denominated will fall in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


Sector allocation risk is the risk that sub-advisers may not be successful in choosing the best allocation among geographic or other market sectors. A fund that allocates its assets among market sectors is more dependent on its investment adviser's or sub-adviser's ability to successfully assess the relative values in each sector than are funds that do not do so.

Securities of issuers located in emerging market countries are subject to all of the risks of other foreign securities. However, the level of those risks often is higher due to the fact that political, legal and economic systems in emerging market countries may be less fully developed and less stable than those in developed countries. Emerging market securities also may be subject to additional risks, such as lower liquidity and greater price volatility.


The fund's "concentrated equity" approach involves the risk of decreased diversification due to fewer holdings. Because each sub-adviser may invest in a limited number of securities, changes in the market value of a single issuer held by a sub-adviser could affect the performance of that sub-adviser's portion of the fund and its net asset value more severely than if the sub-adviser's holdings were more diversified. The fund seeks to reduce such risk through the use of multiple sub-advisers. Although each sub-adviser holds only a limited number of holdings, overall the fund's portfolio will be diversified.


Investments in securities of companies with smaller revenues and market capitalizations present greater risks than securities of larger, typically more established companies. Smaller capitalization companies can be more volatile in price than larger capitalization companies due to the generally lower degree of liquidity in the markets for such securities, the greater sensitivity of smaller companies to changes in, or failure of, management and to other changes in competitive, business, industry and economic conditions, including risks associated with limited product lines, markets, management depth, or financial resources. In addition, some of the companies in which the fund may invest may be in the early stages of development and have limited operating histories.

                         ------Hillview Alpha Fund------
                        Hillview International Alpha Fund




There may be less publicly available information about small or early stage companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.


The fund should not be considered suitable for investors who are unable or unwilling to assume the risks of loss inherent in such a program, nor should investment in the fund be considered a balanced or complete investment program.

Performance


The bar chart and performance table below illustrate the risks and volatility of an investment in the fund for the past calendar year. All figures assume distributions were reinvested. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, the fund's past performance does not necessarily indicate how the fund will perform in the future.

                        Annual Total Returns Before Taxes*

[OBJECT OMITTED]

* Results are shown on a calendar year basis; the fund's fiscal year ends on June 30. The fund's year-to-date return as of ________ __, 2002, was ___%.


            Best Quarter                        Worst Quarter
                ---%                                ---%
          (_____ __, 2001)                    (_____ __, 2001)

                         ------Hillview Alpha Fund------
                        Hillview International Alpha Fund



                                                                                                 Since Inception
Average Annual Returns as of 12/31/01                                     1 Year               (September 7, 2000)
-------------------------------------                                     ------               -------------------
Before Taxes                                                               ___%                       ___%
After Taxes on Distributions(1)                                            ___%                       ___%
After Taxes on Distributions and Sale of Shares(1)                         ___%                       ___%
MSCI EAFE Index(2)                                                         ___%                       ___%
MSCI Emerging Markets Free Index(2)                                        ___%                       ___%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns are not relevant for shares held through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Past performance, both before and after taxes, is not an indication of how the fund will perform in the future.

2 The MSCI EAFE(R) Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The MSCI EMF (Emerging Markets Free) IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

                         ------Hillview Alpha Fund------
                        Hillview International Alpha Fund


                             Expenses and Fee Tables

Fees And Expenses: These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

         Shareholder Fees (fees paid directly from your investment)

         Maximum Sales Charges (Load)..................................None

         Maximum Deferred Sales Charge (Load)..........................None

         Exchange Fee..................................................None

         Annual Fund Operating Expenses (expenses that are deducted from fund assets)


         Management and Advisory Fees(1)                                0.97%
         Distribution (12b-1) Fee                                        None
         Other Expenses                                                  ___%
         --------------
                                                                 -------------
         Total Annual Fund Operating Expenses                            ___%
         Waived Fees                                                    (___%)
         -----------
                                                                 -------------
         Net Annual Fund Operating Expenses(2)                           ___%
-------------------------

1 The Management Fee is 0.25% of the fund's average annual assets. The sub-advisory fees are separate. The contractual sub-advisory fee rates vary among the sub-advisers and the aggregate rates will depend on the asset allocations to each sub-adviser which vary over time.

2 Hillview Advisors had contractually agreed to reimburse the fund to limit the expenses of the fund so that Other Expenses (i.e. those expenses other than Management Fee and Sub-Advisory Fee) would not exceed 0.80% of the fund's average annual assets until September 18, 2001 and 0.75% of the fund's average annual assets for the period from September 19, 2001 to June 30, 2002. Hillview Advisors may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the fund's Other Expenses and such reimbursements do not exceed the stated contractual cap. If actual Other Expenses are less than the stated contractual cap, and Hillview Advisors has recouped any eligible previous payments made, the fund will be charged such lower expenses. Hillview Advisors has contractually agreed to waive its Management Fee for the fund's fiscal year ending June 30, 2003.


Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses (reflecting fee waivers for the first year only) remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

                           1 Year.............................$_____
                           3 Years............................$_____
                           5 Years............................$_____
                           10 Years...........................$_____

                         ------Hillview Alpha Fund------
                        Hillview International Alpha Fund


                   More About Investment Strategies and Risks


Cash and Cash Equivalents. Each sub-adviser normally may invest no more than 10% of its portion of a fund in cash or cash equivalent investments. This restriction will not apply when economic or market conditions are such that a sub-adviser determines that a temporary defensive position is appropriate, or during periods when excess cash is generated through new purchases or when a sub-adviser is unable to identify suitable investments. The management of such cash and cash equivalent securities may be performed by each sub-adviser or by Hillview Advisors. If a fund enters into a temporary defensive position, it may not achieve its investment objective.

The cash equivalent investments that may be purchased by the funds include short-term, high quality debt securities, money market instruments such as bills, notes and bonds that are issued, sponsored or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"), commercial paper or floating rate debt instruments. Cash equivalent securities other than U.S. Government Securities purchased by the funds must have received one of the two highest ratings from a nationally recognized statistical rating organization or be of comparable quality. The funds may also purchase shares of money market mutual funds or interests in collective accounts maintained by banks or financial institutions which hold the types of securities described above. In addition, cash not invested in equity securities may be invested in fixed income securities ("Bonds") pending investment in equity securities, as well as to maintain liquidity. Bonds and money market securities, while generally less volatile than equity securities, are subject to interest rate and credit risks.


Options. The funds may also purchase options on individual equity securities, rather than, or in addition to, buying the underlying equity securities, as a means of limiting its capital at risk in the market. The purchase of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise.

Interest Rate Risk. The value of Bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments in Bonds will fall. Because interest rate risk is the primary risk presented by U.S. government and other very high quality Bonds, changes in interest rates may actually have a larger effect on the value of those Bonds than on lower quality Bonds.

Credit Risk. Credit risk is the risk that the issuer of a Bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a Bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality Bonds are subject to some credit risk. However, credit risk is higher for lower quality Bonds. Low quality Bonds involve high credit risk and are considered speculative. Some low quality Bonds may be in default when purchased by a fund.

                         ------Hillview Alpha Fund------
                        Hillview International Alpha Fund


                                   Management


Investment Manager


Hillview Advisors serves as the investment manager for the funds under the terms of its investment advisory agreement ("Hillview Agreement") with Hillview Investment Trust II ("Trust"). Officers of Hillview Advisors serve as the Executive Officers of the funds and/or as members of the Board of Trustees. For its services under the Hillview Agreement, Hillview Advisors receives an annual fee of 0.25% of each fund's average daily assets. The principal offices of Hillview Advisors are located at 700 The Times Building, Ardmore, Pennsylvania 19003. Hillview Advisors had over $___ million in assets under management as of September 30, 2002.


Hillview Advisors evaluates and selects leading investment management firms to sub-advise specified portions of each fund. Hillview Advisors also monitors the performance and operations of the sub-advisers as well as any changes in the sub-advisers' organizations or business operations that may affect a sub-adviser's future performance. Hillview Advisors oversees the services provided to the Trust by its administrator, custodian and other service providers. Hillview Advisors is authorized to adjust the percentage of each fund that is allocated to any sub-adviser from time to time. Subject to an exemptive order granted by the Securities and Exchange Commission, Hillview Advisors may select additional or replacement sub-advisers (subject to the approval of the Board of Trustees) in the event a sub-adviser is no longer able to manage all or part of its portion of a fund, Hillview Advisors determines to terminate a sub-advisory relationship, or if an additional sub-adviser is selected by Hillview Advisors. Shareholders will be notified of such changes but no shareholder vote will be required to effect them.

Alpha Fund Sub-Advisers


Harris was founded in 1976 and managed approximately $___ billion in assets as of September 30, 2002. Harris is located at Two North LaSalle Street, Suite 500, Chicago, Illinois 60602. Michael Mangan and Edward Loeb have primary responsibility for sub-advising the portion of the Alpha Fund's assets managed by Harris. Mr. Loeb is a partner of the firm and serves as Director of Institutional Portfolios. He has worked for Harris for twelve years. Mr. Mangan is an institutional portfolio manager and has worked for the firm since 1997. From 1988 to 1997, he was a portfolio manager for Steinroe & Farnham. For the fiscal year ended June 30, 2002, the fund paid Harris an annual sub-advisory fee of ___% of the average daily net assets of the portion of the fund's portfolio it manages.

Ironwood was founded in 1997 and managed approximately $___ million in assets as of September 30, 2002. Ironwood is located at 21 Custom House Street, Suite 240, Boston, Massachusetts 02110. Warren J. Isabelle has primary responsibility for sub-advising the portion of the fund's assets managed by Ironwood. Mr. Isabelle has been the President and Chief Investment Officer of Ironwood since its formation in 1997. Prior to forming Ironwood, Mr. Isabelle was the Chief Investment Officer of Keystone Investments. Prior to joining Keystone Investments, Mr. Isabelle was the Head of Domestic Equities of Pioneer Management Company. For the fiscal year ended June 30, 2002, the fund paid Ironwood an annual sub-advisory fee of ___% of the average daily net assets of the portion of the fund's portfolio it manages.

Shaker Investments was established in 1991 and managed approximately $___ billion in assets as of September 30, 2002. Shaker Investments is located at One Chagrin Highlands, 2000 Aubern Drive, Suite 300, Cleveland, Ohio 44122. Edward Hemmelgarn has primary responsibility for sub-advising the portion of the Alpha Fund's assets managed by Shaker Investments. Mr. Hemmelgarn is the founder,

                         ------Hillview Alpha Fund------
                        Hillview International Alpha Fund


President and Chief Investment Officer of Shaker Investments. For the fiscal year ended June 30, 2002, the fund paid Shaker Investments an annual sub-advisory fee of 1.00% of the average daily net assets of the portion of the fund's portfolio it manages.

Pzena has been providing investment advisory services since 1995 and managed approximately $___ billion in assets as of September 30, 2002. Pzena is located at 830 Third Avenue, New York, New York 10022. Richard S. Pzena has primary responsibility for sub-advising the portion of the Alpha Fund's assets managed by Pzena. Mr. Pzena is the Founder, President and Chief Investment Officer of Pzena. Prior to establishing the firm, Mr. Pzena was the Director, U.S. Equity Investments and Chief Research Officer of Sanford Bernstein & Company, Inc. from 1986 to 1995. For the fiscal year ended June 30, 2002, the fund paid Pzena an annual sub-advisory fee of 1.00% of the average daily net assets of the portion of the fund's portfolio it manages.

Frontier was founded in 1980 and managed over $___ billion in assets as of September 30, 2002. Frontier is located at 99 Summer Street, Boston, Massachusetts 02110. Michael A. Cavarretta, CFA has primary responsibility for sub-advising the portion of the Alpha Fund's assets managed by Frontier. Mr. Cavarretta is a Senior Vice President and Director of Frontier, and has had portfolio management and research analyst responsibilities with the firm since 1988. For the fiscal year ended June 30, 2002, the fund paid Frontier an annual sub-advisory fee of 1.00% of the average daily net assets of the portion of the fund's portfolio it manages.


International Alpha Fund Sub-Advisers


Harris, described above, also serves as a sub-adviser to the International Alpha Fund. David G. Herro has primary responsibility for sub-advising the portion of the International Alpha Fund's assets managed by Harris. Mr. Herro is a partner of the firm and has served as Director of International Equities since joining the firm in 1992. For the fiscal year ended June 30, 2002, the fund paid Harris an annual sub-advisory fee of 0.75% of the average daily net assets of the portion of the fund's portfolio it manages.

BPI was founded in 1997 and managed approximately $___ billion in assets as of September 30, 2002. BPI is located at 1900 Summit Tower Boulevard, Orlando, Florida 32810. Daniel Jaworski, CFA, and Pablo Salas have primary responsibility for sub-advising the portion of the International Alpha Fund's assets managed by BPI. Prior to co-founding BPI in 1997, Messrs. Jaworski and Salas served in similar investment management and research capacities with STI Capital Management. For the fiscal year ended June 30, 2002, the fund paid BPI an annual sub-advisory fee of 0.80% of the average daily net assets of the portion of the fund's portfolio it manages.





Deutsche Asset Management was originally founded in 1972 as Morgan Grenfell Investment Services, Inc. and managed approximately $___ billion in assets as of September 30, 2002. Deutsche Asset Management is located at One Appold Street, London, England. Alexander Tedder and Richard Wilson have primary responsibility for sub-advising the portion of the fund's assets managed by Deutsche Asset Management. Messrs. Tedder and Wilson are both directors of Deutsche Asset Management. Mr. Tedder has had responsibility managing equity portfolios for the firm since 1994. Mr. Wilson serves as the head of the firm's Pan European Equity Product. For the fiscal year ended June 30, 2002, the fund paid Deutsche Asset Management an annual sub-advisory fee of 0.60% of the average daily net assets of the portion of the fund's portfolio it manages.

                         ------Hillview Alpha Fund------
                        Hillview International Alpha Fund


                               Dividends and Taxes


Dividends

Each fund normally declares and pays income dividends and distributes any realized capital gains annually.

Distributions are made on a per share basis regardless of how long you have owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution. You will receive dividends in additional shares of your fund unless you elect to receive them in cash. Contact Hillview Advisors if you prefer to receive dividends in cash.

Taxes

The dividends that you receive from the funds generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. Each fund expects that its dividends will include distributions primarily of capital gain, as well as ordinary income. A distribution of capital gains will be taxed at a lower rate than ordinary income dividends. Each year, your fund will tell you how you should treat its dividends for tax purposes. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. If you exchange a fund's shares for shares of another Hillview mutual fund, the transaction will be treated as a sale of a fund's shares, and any gain will be subject to federal income tax.

Fund distributions and gains from the sale or exchange of your fund shares will generally be subject to state and local tax. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a fund.

                         ------Hillview Alpha Fund------
                        Hillview International Alpha Fund


                             Shareholder Information


Purchasing Shares

You may purchase shares of a fund only if you are a client of Hillview Advisors. Shares of each fund are sold at the net asset value per share ("NAV") next calculated after your purchase order is accepted by the Trust. The minimum initial investment is $100,000 and subsequent investments must be at least $10,000. The Board of Trustees may waive any minimum investment amounts, as well as authorize the acceptance of purchases by additional persons including employees of Hillview Advisors and its affiliated companies.


Each fund's NAV is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") (normally at 4:00 p.m. Eastern time) on days the Exchange is open. Since the funds hold securities that are traded on foreign exchanges, which trade on weekends or other holidays when the funds do not price their shares, the net asset value of a fund's shares may change on days when shareholders will not be able to purchase or redeem the fund's shares.


The NAV is calculated by adding the total value of a fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the fund:

                                         NAV = total assets - liabilities
                                               --------------------------
                                               number of shares outstanding


The value of a fund's investments is generally determined by current market quotations. If market quotations are not readily available, prices will be based on fair value as determined under the direction of the Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Assets that are denominated in foreign currencies are valued daily in U.S. dollars at the current foreign currency exchange rates. In rare cases, events that occur after certain markets have closed may render prices unreliable. When a fund believes a market price does not reflect a security's true value, the fund may substitute a fair value as determined by the Board of Trustees. This policy is intended to ensure that a fund's net asset value fairly reflects security values as of the time of NAV determinations. Because foreign markets may be open at different times than the Exchange, the value of fund shares, particularly shares of the International Alpha Fund, may change on days when you may not be able to buy or redeem fund shares.

Payment for purchases of fund shares may be made by wire transfer or by check drawn on a U.S. bank. All purchases must be made in U.S. dollars. Each fund reserves the right to reject any purchase order. The funds' transfer agent may receive purchase orders on any trading day on which the Exchange is open for business.


Selling Shares


You may redeem your shares in any fund on any trading day on which the Exchange is open for business. Shares will be redeemed at the NAV next computed after receipt of your redemption order by the Trust. You will receive redemption proceeds within 7 days after receipt of your redemption order by the Trust. Redemption proceeds may be wired to an account that you have predesignated and

                         ------Hillview Alpha Fund------
                        Hillview International Alpha Fund


which is on record with the Trust. Shares purchased by check will not be redeemed until that payment has cleared -- normally, within 15 days of receipt of the check by the Trust.


As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.


Redemption requests must be in writing and must be signed by the shareholder(s) named on the account. If you wish to redeem shares of a fund valued at $25,000 or more, each signature must be guaranteed.

Please direct all communication regarding purchase and redemption of fund shares to Hillview Advisors or:
         PFPC Inc.
         211 Gulph Road
         King of Prussia, PA  19406

Exchanges

You may exchange shares of either fund for shares of the other Hillview fund. There are no fees for such exchanges. You may exchange shares only after the first purchase has settled and the first fund has received your payment.

Other Information about Purchases and Redemptions

You will not be able to purchase or redeem your shares on days when the New York Stock Exchange is closed.

Each fund reserves the right to honor any request for redemption by making payment in whole or in part in securities.

If at any time when a request for transfer or redemption of shares of a fund is received by a fund, your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds at the current NAV.

Shareholder Reports and Inquiries


You will receive semi-annual reports containing unaudited financial statements as well as annual reports containing financial statements, which have been audited by the Trust's independent accountants. You will be notified annually as to the federal tax status of distributions made by a fund. You may contact the funds by calling the telephone number found on the back cover of this prospectus.

                         ------Hillview Alpha Fund------
                        Hillview International Alpha Fund


                              Financial Highlights



The financial highlights tables are intended to help you understand each fund's financial performance since inception. Certain information reflects financial results for a single share of a fund. The total returns in the tables represent the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions). This information has been derived from the funds' financial statements which have been audited by _______________________, and are included in the annual report, which is available, without charge, upon request.



                                                              (For a share outstanding throughout each period)
                                                                                 Alpha Fund
                                                          ----------------------------------------------------------
                                                                                             For the Period
                                                                                             September 1, 2000*
                                                           For the Year Ended June                through
                                                                   30, 2002                    June 30, 2001
                                                          ---------------------------    ---------------------------
Per Share Operating Performance
Net asset value, beginning of period                                                                $12.00
                                                          ---------------------------    ---------------------------

Net investment income/(loss)(1)                                                                     (0.05)(2)
Net realized and unrealized loss on investments and
     foreign currency transactions, if any                                                          (1.37)
                                                          ---------------------------    ---------------------------

Net decrease in net assets resulting from operations                                                (1.42)

Dividends and distributions to shareholders from:
Net investment income                                                                                    -
                                                          ---------------------------    ---------------------------

Total dividends and distributions to shareholders                                                        -
                                                          ---------------------------    ---------------------------

Net asset value, end of period                                                                      $10.58
                                                          ===========================    ===========================

Total investment return(3)(4)                                                                     (11.83)%

Ratio/Supplemental Data
Net assets, end of period (000's omitted)                                                         $103,909
Ratio of expenses to average net assets(1)(5)                                                        1.38%
Ratio of expenses to average net assets without
     waivers and expense reimbursements(5)                                                           1.75%
Ratio of net investment income/(loss) to average net
     assets(1)(5)                                                                                  (0.52)%
Portfolio turnover rate(4)                                                                             76%

*    Commencement of operations.

(1) Includes effects of waivers and reimbursements.
(2) Calculated using average shares outstanding.
(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4) Not annualized.
(5) Annualized.

                                       18

                         ------Hillview Alpha Fund------
                        Hillview International Alpha Fund



                                                              (For a share outstanding throughout each period)
                                                                                International
                                                                                 Alpha Fund
                                                          ----------------------------------------------------------
                                                           For the Year Ended June             For the Period
                                                                                             September 7, 2000*
                                                                                                  through
                                                                   30, 2002                    June 30, 2001
                                                                                         ---------------------------
Per Share Operating Performance
Net asset value, beginning of period                                                               $12.00
                                                          ---------------------------    ---------------------------

Net investment income/(loss)(1)                                                                      0.01
Net realized and unrealized loss on investments and
     foreign currency transactions, if any                                                         (1.53)
                                                          ---------------------------    ---------------------------

Net decrease in net assets resulting from operations                                               (1.52)

Dividends and distributions to shareholders from:
Net investment income                                                                              (0.01)
                                                          ---------------------------    ---------------------------

Total dividends and distributions to shareholders                                                  (0.01)
                                                          ---------------------------    ---------------------------

Net asset value, end of period                                                                     $10.47
                                                          ===========================    ===========================

Total investment return(2)(3)                                                                    (12.65)%

Ratio/Supplemental Data
Net assets, end of period (000's omitted)                                                         $37,873
Ratio of expenses to average net assets(1)(4)                                                       1.63%
Ratio of expenses to average net assets without
     waivers and expense reimbursements(4)                                                          2.17%
Ratio of net investment income/(loss) to average net
     assets(1)(4)                                                                                   0.93%
Portfolio turnover rate(3)                                                                            76%

*    Commencement of operations.

(1) Includes effects of waivers and reimbursements.
(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(3) Not annualized.
(4) Annualized

                         ------Hillview Alpha Fund------
                        Hillview International Alpha Fund



         If you want more information about the funds, the following documents are available free upon request:

Statement of Additional Information (SAI)

The SAI provides more detailed information about the funds and is legally considered a part of this prospectus.

Annual and Semi-Annual Reports to Shareholders

The funds' annual and semi-annual reports to shareholders contain additional information about the funds' investments. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during its last fiscal year.


You may discuss your questions about a fund by contacting Hillview Advisors. You may obtain free copies of the SAI and Annual and Semi-Annual Reports by contacting the funds directly at (800) 660-9418.


You may review and copy the SAI and other information about the funds by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC. You can obtain information about the operation of the Public Reference Room by calling the Commission at (202) 942-8090.


Reports and other information about the funds are available on the EDGAR Database on the Commission's Internet website at: http://www.sec.gov. You may obtain copies of this information, after you pay a duplicating fee, by e-mail request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC 20549-0102.




















Investment Company Act File No. 811-09901





(C)2002 Hillview Investment Trust II

                               Hillview Alpha Fund
                        Hillview International Alpha Fund
                             700 The Times Building
                           Ardmore, Pennsylvania 19003


                       STATEMENT OF ADDITIONAL INFORMATION


                                November __, 2002


         Hillview  Alpha  Fund  and  Hillview   International   Alpha  Fund  are
diversified series of Hillview Investment Trust II ("Trust"), a professionally managed, open-end management investment company.


         The investment manager for the funds is Hillview Capital Advisors, LLC ("Hillview Advisors"), an asset management subsidiary of Asset Management Investment Company PLC ("AMIC"). PFPC Inc. ("PFPC") serves as the funds' administrator and transfer agent, PFPC Trust Company serves as custodian, and PFPC Distributors, Inc. serves as distributor for the funds.

         This Statement of Additional Information ("SAI") is not a prospectus and should be read only in conjunction with the funds' current Prospectus, dated November __, 2002. The audited financial statements and notes thereto in the Hillview Investment Trust II Annual Report to Shareholders for the fiscal year ended June 30, 2002, are incorporated into this SAI by reference. Free copies of the Prospectus and Annual Report may be obtained by calling Hillview Advisors toll-free 1-800-660-9418. Shares of the funds are currently available only to
investment   advisory  clients  of  Hillview  Advisors,   as  described  in  the
Prospectus.
                                         TABLE OF CONTENTS                 Page
Fund History..............................................................   2
The Funds and Their Investment Policies...................................   2
The Funds' Investments, Related Risks and Limitations.....................   7
Strategies Using Derivative Instruments...................................  18
Organization; Board Members, Officers and Principal Holders of Securities.  27
Control Persons and Principal Holders of Securities.......................  29
Investment Advisory and Distribution Arrangements.........................  30
Additional Service Providers..............................................  34
Portfolio Transactions....................................................  35
Additional Exchange and Redemption Information and Other Services.........  37
Valuation of Shares.......................................................  38
Performance Information...................................................  39
Taxes.....................................................................  40
Other Information.........................................................  45
Financial Statements......................................................  46

                                  FUND HISTORY

         The Trust was organized as a Delaware business trust on April 14, 2000, and currently consists of two separate investment portfolios, Hillview Alpha Fund and Hillview International Alpha Fund (the "funds").

                     THE FUNDS AND THEIR INVESTMENT POLICIES


         Neither fund's investment objective may be changed without shareholder approval. Except where noted, the other investment policies of each fund may be changed by the Trust's Board of Trustees without shareholder approval. As with other mutual funds, there is no assurance that either fund will achieve its investment objective.


         Hillview Advisors selects sub-advisers to manage specified portions of the funds. Under normal circumstances, the Alpha Fund's portfolio is allocated among four to six sub-advisers, and the International Alpha Fund's portfolio is allocated among three to six sub-advisers. Hillview Advisors may allocate a fund's portfolio among fewer sub-advisers if a fund's assets decline such that the cost of allocating the assets among three or four sub-advisers would be prohibitive, or if Hillview Advisors cannot locate complementary sub-advisers with sufficiently distinguished track records. Hillview Advisors selects sub-advisers with complementary investment styles that are intended to bring the funds enhanced portfolio and style diversification as well as excess return relative to a market benchmark over time. Hillview Advisors seeks sub-advisers with distinguished track records, specific investment processes and experienced firm personnel. More specifically, Hillview Advisors seeks managers with definable, sustainable advantages over their peers that, when applied in less efficient market sectors, can result in superior returns.

         Each fund has adopted a "concentrated equity" approach for management of the majority of its assets. Under a concentrated equity approach, a sub-adviser is limited to investing only its "best investment ideas," or the securities in which it has the highest confidence for success from an investment return point of view at any given time. For certain sub-advisers, a concentrated equity approach will mean a portfolio of 15-20 equity securities; for other sub-advisers it will mean investing in a portfolio that has substantially fewer securities than other accounts they manage with similar styles. By focusing only on the "best investment ideas" of each sub-adviser, each fund seeks to concentrate its investments in equity securities that can reflect increased overall performance when compared to a more broadly diversified portfolio of securities selected by a single sub-adviser. At the same time, the use of multiple sub-advisers with distinct styles is intended to provide a prudent level of diversification of securities for each fund as a whole.

         The "concentrated equity" approach is premised on the following investment philosophy:

         First, it is possible to identify sub-advisers that can deliver superior performance and investment returns relative to their peer group. Hillview Advisors evaluates, selects and monitors the activities of such sub-advisers.

         Second, many sub-advisers have identified only a limited number of equity securities that they are most confident will perform well during any given time period, and that represent their "best investment ideas" at that time. However, in order to provide prudent diversification of their portfolios, and in view of the often large amounts of money that they manage, most such sub-advisers purchase a larger number of equity securities for their mutual fund or separate account clients. The long-term performance of sub-advisers with demonstrated stock picking abilities who focus their efforts only on their "best investment ideas" may generally exceed the performance of larger, more diversified portfolios, albeit with increased volatility.

         Third, a "concentrated equity" approach combined with the use of multiple sub-advisers, has the potential to provide increased performance through concentration, together with prudent diversification among both securities and investment styles.

         Alpha Fund. The Alpha Fund's investment objective is long-term capital appreciation.

         Under normal circumstances, the fund invests at least 65% of its assets in common stocks of U.S. small- and mid-capitalization companies (i.e., companies whose stock market capitalization is no larger than the largest company in the Russell Mid-Cap Index of mid capitalization companies at the time of investment). The fund typically focuses its investments in stocks of companies that are outside the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index"). The fund may invest in large-capitalization companies when the sub-adviser(s) feel such companies are undervalued or present significant potential for growth. The fund may also invest in other equity securities with the characteristics of common stocks or which are convertible into common stocks. Examples of allowable securities with an equity component include convertible preferred stock, debt securities convertible into or exchangeable for common stock and warrants or rights that are convertible into common stock. The fund may invest up to 10% of its assets in foreign securities.


         Harris Associates L.P. ("Harris"), Ironwood Capital Management, LLC ("Ironwood"), Shaker Investments, Inc. ("Shaker Investments"), Pzena Investment Management LLC ("Pzena") and Frontier Capital Management Company, LLC ("Frontier") currently serve as sub-advisers to the fund. Harris, Shaker Investments, Pzena and Frontier have served as sub-advisers to the fund since the fund's inception. Ironwood has served as a sub-adviser to the fund since November 13, 2001.


         Harris employs a value-oriented, long-term investment philosophy and a fundamental research driven stock selection process for equity investing. Harris attempts to minimize risk and preserve capital by identifying companies whose securities trade at a substantial discount to Harris' calculation of the companies' true business values. Harris' concentrated approach focuses on securities it believes reflect at least a 30-50% discount to Harris' calculation of the value of the underlying companies.


         Ironwood's investment philosophy is to combine the superior long-term performance of small company stocks with the risk averse nature of value investing. Ironwood conducts thorough company analysis to uncover stocks that are priced substantially below each company's long-term economic value. Its philosophy is to be a buyer of the business and to examine each potential investment as a potential acquirer would examine a company, its future prospects and management. Ironwood focuses on stocks with market capitalizations of less than $1 billion.

         Shaker Investments' investment focus is on maximizing returns while trying to minimize the long-term risk, by investing in high-quality U.S. growth companies, i.e., dominant growth companies characterized by, among other things, strong management, positive earnings or cashflows and market leadership. The firm's investment process encompasses three analytical phases: top down view, identifying superior companies, and buying at the right price. Shaker
Investments evaluates significant macroeconomics, demographic and industry trends to determine which sectors are growing at above average rates and are likely to continue growing at such rates for the next three to five years or longer. The firm then evaluates specific growth companies within these sectors, measuring them against eleven different criteria, focusing on an analysis of the sustainability of a company's strong, proprietary advantage over the ensuing three years. Shaker Investments selects companies that have stable and above average profit margins and whose three year sustainable growth rate exceed their projected price to earnings multiple.


         Pzena employs a "value equity" approach that involves in-depth fundamental analysis to identify companies whose long-term earnings prospects are not reflected in the current share price. Pzena attempts to capitalize on investment opportunities that may develop when investors overreact to adverse business conditions, resulting in excessive undervaluation of specific securities. Pzena's research focus is on forecasting what a business should earn over a normal business cycle. The firm believes this approach will identify value opportunities for the fund since most equity managers ignore value opportunities because they are concentrating more on predicting near-term earnings.


         Frontier seeks capital appreciation by investing in companies expected to generate above-average earnings growth in a concentrated portfolio of no more than 40 stocks. The investment process is driven by internal research, seeking growth companies at reasonable valuations. Frontier attempts to achieve excess return by utilizing the research capabilities of the entire team of ten Frontier research analysts. Each analyst selects up to four stocks and has full discretion over investment ideas, buys and sells, and weightings for his or her portion of the portfolio. The team leader is responsible for certain overall decisions, including sector and industry weightings.

         Each sub-adviser identifies sufficient equity investments so that the securities of any one company shall not exceed 20% of the current market value of the sub-adviser's portion of the fund at the time the security is acquired. In addition, no sub-adviser invests more than 40% of the current market value of its portion in securities of issuers from any single industry as defined by Standard & Poor's, Inc., a division of The McGraw-Hill Companies, However, these limitations are applicable to each sub-adviser separately, so it is possible that more than one sub-adviser could select the same security for investment, or invest in the same industries, resulting in less diversification among securities or industries. Hillview Advisors monitors compliance with these and other percentage limitations.

         The fund is designed for investors seeking capital appreciation from an all-equity portfolio. The fund is not a market-timing vehicle and not a complete investment program.

         International Alpha Fund. The International Alpha Fund's investment objective is long-term capital appreciation.

         The fund invests primarily in equity securities issued by companies outside the United States. Under normal circumstances, the fund invests at least

65% of its total assets in stocks of companies in countries represented in the MSCI Europe, Australia and Far East Index ("EAFE Index"). The EAFE Index reflects stocks in most developed countries outside of North America. The fund may invest up to 35% of its total assets in securities of issuers located in other countries (for example, Canada, United States and emerging markets, as represented in the MSCI Emerging Markets Index). Under normal market conditions, emerging market exposure could be as much as 25% of the fund's assets, invested through a combination of emerging market specialist manager(s), as well as emerging markets components of any of the sub-adviser's portfolios.

         There are no limits on the fund's geographic asset distribution, but to provide adequate diversification, the fund ordinarily invests in the securities markets of at least five countries outside of the United States. It is expected that the fund will hold securities in more than five countries; however, during abnormal market conditions, the fund may invest in U.S. issuers and it may, at times, invest all of its assets in fewer than five countries. The fund considers an issuer to be located in the country in which the issuer (a) is organized, (b) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (c) has at least 50% of its assets situated, or (d) has the principal trading market for its securities.


         The fund also may use futures contracts and forward currency contracts to adjust its exposure to foreign stock markets. The sub-advisers, in consultation with Hillview Advisors, determine the extent to which the fund uses futures contracts and forward currency contracts for this purpose and is responsible for implementing such transactions.

         The fund seeks to:

          o Combine the efforts of several experienced, international money managers, all with superior track records,

          o Access the favorite stock-picking ideas of each manager at any point in time,

          o Deliver a portfolio that is prudently diversified in terms of stocks and industries while still allowing each manager to run portfolio segments focused on only his or her favorite stocks, and

          o Further diversify across different-sized companies, countries, industries and styles by including managers utilizing a variety of investment disciplines.


         Each sub-adviser has a distinct investment approach. As a group, the sub-advisers invest in stocks with a range of market capitalizations. Although each sub-adviser has the flexibility to invest on a worldwide basis in companies with market capitalizations of any size, it is expected that the fund may at times invest significantly in small- and mid-capitalization foreign companies under normal market conditions. The fund considers companies with a market capitalization less than the median market capitalization of the EAFE Index to be small- and mid-capitalization companies.

         Harris Associates L.P. ("Harris"), BPI Global Asset Management LLP ("BPI") and Deutsche Asset Management Investment Services, Limited ("Deutsche Asset Management") currently serve as sub-advisers to the fund. Harris, BPI and Deutsche Asset Management have served as sub-advisers to the fund since the fund's inception.


         Harris employs a value-oriented, long-term investment philosophy and a fundamental research driven stock selection process for international equity investing. Harris attempts to minimize risk and preserve capital by identifying companies whose securities trade at a substantial discount to Harris' calculation of the companies' true business values. Harris' concentrated international approach focuses on securities it believes reflect at least a 30-50% discount to Harris' calculation of the value of the underlying companies.


         BPI's investment approach utilizes bottom-up analysis to identify stocks for purchase. The firm focuses on what it believes to be quality companies with sustainable, competitive advantages and assesses valuations based on global industry valuation trends, as opposed to country valuations. The Portfolio is expected to be relatively concentrated, consisting of approximately 15 securities. Country allocations are [secondary to] stock selection.


         Deutsche Asset Management invests its portfolio according to its International Select style, which results in a relatively concentrated portfolio of 30 to 40 equally weighted positions. The investment approach focuses on stock selection as opposed to sector selection as the best opportunity to add value. Each company's growth characteristics are evaluated, with an emphasis on company fundamentals and sustainable net cash flows. A team of over 240 investment professionals worldwide supports the investment process.



         Each sub-adviser identifies sufficient equity investments so that the securities of any one company shall not exceed 20% of the current market value of the sub-adviser's portion of the fund at the time the security is acquired. In addition, no sub-adviser invests more than 40% of the current market value of its portion in securities of issuers from any single industry as defined by Standard & Poor's, Inc. However, these limitations are applicable to each sub-adviser separately, so it is possible that more than one sub-adviser could select the same security for investment, or invest in the same industries, resulting in less diversification among securities or industries. Hillview Advisors monitors compliance with these and other percentage limitations.

         The fund is designed for investors seeking capital appreciation from an all-equity portfolio. The fund is not a market-timing vehicle and not a complete investment program.

              THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

         The following supplements the information contained above and in the Prospectus concerning the funds' investments, related risks and limitations. Unless otherwise noted, discussions of investment policies and risks apply to both funds. Except as otherwise indicated in the Prospectus or this SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents.


         The funds' investment success depends on the skill of Hillview Advisors in evaluating, selecting and monitoring sub-advisers and on the investment management expertise of each sub-adviser and its personnel responsible for managing the funds' assets. An investment in each fund is subject to the risk that Hillview Advisors and one or more sub-advisers may not perform as anticipated.


         The funds' "concentrated equity" approach involves the risk of increased volatility due to fewer holdings. Because each sub-adviser invests in a limited number of securities, changes in the market value of a single issuer could affect the funds' performance and net asset value more severely than if its holdings were more diversified. The fund seeks to reduce such risk through the use of multiple sub-advisers.



         Equity Securities. Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.


         Preferred stock has certain fixed income features, like a bond, but is actually equity in a company, like common stock. Depositary receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

         While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that a fund may experience a substantial or complete loss on an individual equity investment.

         Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of non-convertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation's capital structure.

         The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which may be less than the ultimate conversion value.

         Many convertible securities are rated below investment grade by a nationally recognized statistical rating organization ("NRSRO") or, if unrated, are considered by an investment adviser to be of comparable quality. Securities rated below investment grade are more commonly referred to as "junk."


         Warrants. Warrants are securities permitting, but not obligating, holders to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.


         Smaller and Mid-Sized Companies. The funds may invest substantial portions of their assets in securities issued by small- and mid-capitalization companies. Investments in securities of companies with smaller revenues and market capitalizations present greater risks than securities of larger, more established companies. Small- and mid-capitalization companies can be more volatile in price than larger capitalization companies due generally to the lower degree of liquidity in the markets for such securities, and the greater sensitivity of small- and mid-capitalization companies to changes in, or failure of, management, and to other changes in competitive, business, industry and economic conditions, including risks associated with limited product lines, markets, management depth, or financial resources. In addition, some of the companies in which the funds may invest may be in the early stages of development and have limited operating histories. There may be less publicly available information about small or early stage companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

         Illiquid Securities. Each sub-adviser will not invest more than 15% of its portion of a fund's portfolio in securities that may be considered illiquid, by virtue of the absence of a readily available market, legal or contractual restrictions on resale, longer maturities, or other factors limiting the marketability of the security. Generally, an illiquid security is any security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued the security. This policy does not apply to the acquisition of restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 or commercial paper issued privately under section 4(2) of that act, when such investments are considered to be liquid by Hillview Advisors or the sub-advisers.


         Cash and Cash Equivalents. In order to ensure that the funds remain substantially invested in equity securities, each sub-adviser is limited such that no more than 10% of its portion of a fund may be invested in cash or cash equivalent investments. This restriction will not apply when economic or market conditions are such that a sub-adviser determines that a temporary defensive position is appropriate, or during temporary periods when excess cash is generated through new purchases or when a sub-adviser is unable to identify suitable investments. If a fund enters into a temporary defensive position it may not achieve its investment objective.

         The cash equivalent investments that may be purchased by the funds include money market instruments such as bills, notes and bonds that are issued, sponsored or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"). The funds may also purchase short-term, high quality debt securities such as time deposits, certificates of deposit or bankers acceptances issued by commercial banks or savings and loan associations, and may buy commercial paper or floating rate debt instruments. Cash equivalent securities other than U.S. Government Securities must have received one of the two highest ratings from a NRSRO or be of comparable quality, as determined by Hillview Advisors or a sub-adviser. The funds may also purchase shares of money market mutual funds or interests in collective accounts maintained by banks or financial institutions, which hold the types of securities described above.

         Fixed Income Securities. Cash not invested in equity securities may be invested in fixed income securities pending investment in equity securities, as well as to maintain liquidity. Fixed income securities are debt obligations, including notes, debentures, and similar instruments and securities and money market instruments. Mortgage- and asset-backed securities are types of fixed income securities, and certain types of income-producing, non-convertible preferred stocks may be treated as debt securities for investment purposes. Fixed income securities generally are used by corporations and governments to borrow money from investors. The issuer pays the investor a fixed rate of interest and normally must repay the amount borrowed on or before maturity. Many preferred stocks and some bonds are "perpetual" in that they have no maturity date.

         Fixed income securities are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a fund's investments in fixed income securities. In general, fixed income securities having longer durations are more sensitive to interest rate changes than are fixed income securities with shorter durations. Credit risk is the risk that an issuer may be unable or unwilling to repay interest and/or principal on the fixed income security. Credit risk can be affected by many factors, including adverse changes in the issuer's own financial condition or in economic conditions.

         Repurchase Agreements. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The funds maintain custody of the underlying obligations prior to their repurchase, either through the regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income.

Repurchase agreements involving obligations other than U.S. Government Securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, a fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The funds intend to enter into repurchase agreements only with counterparties in transactions believed by Hillview Advisors to present minimum credit risks.

         Investing in Foreign Securities. Investing in foreign securities involves more risks than investing in the United States. These risks may include expropriation, confiscatory taxation, withholding taxes on interest and/or dividends, limitations on the use or transfer of fund assets, political or social instability and/or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Securities of many foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. While the funds generally invest in securities that are traded on recognized exchanges or over-the-counter, from time to time foreign securities may be difficult to liquidate rapidly without significantly depressing the price of such securities.

         The funds anticipate that their brokerage transactions involving foreign securities of companies headquartered in countries other than the United States will be conducted primarily on the principal exchanges of such countries. Transactions in foreign securities may be subject to less efficient settlement practices. Foreign securities trading practices, including those involving securities settlement where fund assets may be released prior to receipt of payment, may expose the funds to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Legal remedies for defaults and disputes may have to be pursued in foreign courts, whose procedures differ substantially from those of U.S. courts. Additionally, the costs of investing outside the United States frequently are higher than those in the United States. These costs include relatively higher brokerage commissions and foreign custody expenses.

         Securities of foreign issuers may not be registered with the U.S. Securities and Exchange Commission ("SEC"), and the issuers thereof may not be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the funds than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to or as uniform as those applicable to U.S. companies.


         The funds may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. They generally are in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. EDRs are European receipts evidencing a similar arrangement, may be denominated in other currencies and are designed for use in European securities markets. GDRs are similar to EDRs and are designed for use in several international financial markets. For purposes of the International Alpha Fund's country allocation investment policies, depositary receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depositary receipt representing ownership of common stock will be treated as common stock.

         ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

         Investment income on certain foreign securities in which the funds may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the funds would be subject. See "Taxes - Investment in Foreign Securities." In addition, substantial limitations may exist in certain countries with respect to the funds' ability to repatriate investment capital or the proceeds of sales of securities.


         Special Considerations Relating to Emerging Market Investments. The International Alpha Fund may invest in issuers located in emerging markets. Investing in securities of issuers located in emerging market countries involves additional risks. For example, many of the currencies of the Asia Pacific Region countries recently have experienced significant devaluations relative to the U.S. dollar, and major adjustments have been made periodically in various emerging market currencies. Emerging market countries typically have economic and political systems that are less fully developed and can be expected to be less stable than those of developed countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of government expropriation or nationalization of private property. The possibility of low or nonexistent trading volume in the securities of companies in emerging markets also may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

         Investment and Repatriation Restrictions. Foreign investment in the securities markets of several emerging market countries is restricted or controlled to varying degrees. These restrictions may limit a fund's investment in these countries and may increase its expenses. For example, certain countries may require government approval prior to investments by foreign persons in a particular company or industry sector or limit investment by foreign persons to only a specific class of securities of a company, which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. In addition, the repatriation of both investment income and capital from some emerging market countries is subject to restrictions, such as the need for certain government consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of a fund's operations. These restrictions may in the future make it undesirable to invest in the countries to which they apply. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The fund could be adversely affected by delays in, or a refusal to grant, any required government approval for repatriation, as well as by the application to it of other restrictions on investments.

         If, because of restrictions on repatriation or conversion, the International Alpha Fund were unable to distribute substantially all of its net investment income and capital gains within applicable time periods, the fund could be subject to federal income and excise taxes that would not otherwise be incurred and could cease to qualify for the favorable tax treatment afforded to regulated investment companies under the Internal Revenue Code of 1986, as amended ("Code"). See "Taxes." In that case, it would become subject to federal income tax on all of its income and net gains. To avoid these adverse consequences, the fund would be required to distribute as dividends, amounts that are greater than the total amount of cash it actually receives. These distributions would have to be made from the fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The fund would not be able to purchase additional securities with cash used to make such distributions and its current income and the value of its shares ultimately could be reduced as a result.

         Differences Between the U.S. and Emerging Market Securities Markets. Most of the securities markets of emerging market countries have substantially less volume than the New York Stock Exchange, and equity securities of most companies in emerging market countries are less liquid and more volatile than equity securities of U.S. companies of comparable size. Some of the stock exchanges in emerging market countries are in the earliest stages of their development. As a result, security settlements may in some instances be subject to delays and related administrative uncertainties. Many companies traded on securities markets in emerging market countries are smaller, newer and less seasoned than companies whose securities are traded on securities markets in the United States. Investments in smaller companies involve greater risk than is customarily associated with investing in larger companies. Smaller companies may have limited product lines, markets or financial or managerial resources and may be more susceptible to losses and risks of bankruptcy. Additionally, market-making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. Accordingly, each of these markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. To the extent that an emerging market country experiences rapid increases in its money supply and investment in equity securities for speculative purposes, the equity securities traded in that country may trade at price-earnings multiples higher than those of comparable companies trading on securities markets in the United States, which may not be sustainable.

         Government Supervision of Emerging Market Securities Markets; Legal Systems. There is also less government supervision and regulation of securities exchanges, listed companies and brokers in emerging market countries than exists in the United States. Therefore, less information may be available to the fund than with respect to investments in the United States. Further, in certain countries, less information may be available to the fund than to local market participants. As legal systems in some of the emerging market countries develop, new laws and regulations may adversely affect foreign investors, changes to existing laws and regulations and preemption of local laws and regulations by national laws. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

         Financial Information and Standards. Issuers in emerging market countries generally are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. Financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

         Social, Political and Economic Factors. Many emerging market countries may be subject to a greater degree of social, political and economic instability than is the case in the United States. Changes in the leadership or policies of these countries may halt the expansion of foreign investment or reverse any liberalization of foreign investment policies now occurring. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, and changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the financial markets in those countries and elsewhere and could adversely affect the value of a fund's assets. In addition, there could be asset expropriations or confiscatory levels of taxation that could affect the fund.

         Asia Pacific Markets. The fund may invest in Asia Pacific Region countries, few of which have Western-style or fully democratic governments. Some governments in the region are authoritarian in nature and influenced by security forces. For example, during the course of the last 25 years, governments in the region have been installed or removed as a result of military coups, while others have periodically demonstrated repressive police state characteristics. As in some other regions, several Asia Pacific Region countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurgency.

         The fund may also invest in issuers located in Hong Kong, which reverted to Chinese administration on July 1, 1997. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for 50 years after regaining control, business confidence and market and business performance in Hong Kong could be significantly affected by adverse political developments. China remains a totalitarian society with the continuing risk of nationalization, expropriation or confiscation of property. The fund's investments in Hong Kong may be subject to the same or similar risks as an investment in China.

         The economies of most of the Asia Pacific Region countries and many other emerging markets are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Union. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of these countries.

         Starting in mid-1997, some Asia Pacific Region countries began to experience currency devaluations that resulted in high interest rate levels and sharp reductions in economic activity. Emerging markets outside the Asia Pacific Region, such as Latin American countries or Russia and other former members of the Soviet Union, also are susceptible to diminished prospects for corporate earnings growth and political, social or economic instability as a result of currency crises or related events.


         Special Considerations Relating to European Investment. Several European countries are in the process of adopting a single currency, the Euro. Effective January 1, 1999, exchange rates for countries participating in the Economic and Monetary Union ("EMU") became irrevocably fixed. A newly created European Central Bank (ECB) is responsible for setting the official interest rate and managing monetary policy for this region. Pre-existing national currencies will continue to be valid until they are replaced by Euro coins and bank notes, which is expected to occur by sometime in 2002. The participating countries are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.


         The EMU may create new economic opportunities for investors, such as easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. However, the EMU and the introduction of the Euro present unique risks and uncertainties for investors in the EMU-participating countries. This, in turn, may impact the funds' share price. Risks include:

          o Uncertainty about whether participating countries will remain committed to the EMU in the face of changing economic conditions;

          o    Instability  within  the  EMU  may  increase  the  volatility  of
               European   markets  and  may  adversely   affect  the  prices  of
               securities of European issuers in the funds' portfolios;

          o Exchange rates between the U.S. dollar and European currencies may become more volatile and unstable;


          o Some major European countries, including the United Kingdom, Sweden and Denmark, initially are not participating in currency unification, and it is not known whether they will participate in the future. This non-participation could lead to greater volatility in exchange rates between the currencies of countries participating in the Euro and those that are not;

          o There is a risk that some contracts (e.g., bank loan agreements, derivatives contracts, and foreign exchange contracts) may become unenforceable when the currencies are unified. Certain political units, including The European Council and the State of New York, have enacted laws or regulations designed to ensure that financial contracts will continue to be enforceable after the Euro's introduction; however, it is possible that these laws will not be completely effective in preventing disputes from arising. Disputes and litigation could negatively impact a fund's portfolio holdings and may create uncertainties in the valuation of financial contracts a fund could hold;

          o There is no assurance that interest rate, tax and labor regimes of the EMU-participating countries will converge over time;

          o A participating country will no longer be able to use monetary policy changes to address economic or political concerns that affect only that country.


         Currency-Linked Investments. The International Alpha Fund may invest in securities that are indexed to specific foreign currency exchange rates. The principal amount of these securities may be adjusted up or down (but not below zero) at maturity to reflect changes in the exchange rate between currencies. The fund may experience loss of principal due to these adjustments.

         Foreign   Currency   Transactions.   A   significant   portion  of  the
International Alpha Fund's assets may be invested in foreign securities, and substantially all related income may be received by the fund in foreign currencies. Currency risk is the risk that changes in foreign exchange rates may reduce the U.S. dollar value of the fund's foreign investments. The fund's share value may change significantly when its investments are denominated in foreign currencies. Generally, currency exchange rates are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries. Currency exchange rates also can be affected by the intervention of the U.S. and foreign governments or central banks, the imposition of currency controls, speculation, devaluation or other political or economic developments inside and outside the United States.

         The International Alpha Fund values its assets daily in U.S. dollars and intends to convert its holdings of foreign currencies to U.S. dollars on a daily basis. From time to time, the fund's foreign currencies may be held as "foreign currency call accounts" at foreign branches of foreign or domestic banks. These accounts bear interest at negotiated rates and are payable upon relatively short demand periods. If a bank became insolvent, the fund could suffer a loss of some or all of the amounts deposited. The fund may convert foreign currency to U.S. dollars from time to time.

         The value of the assets of the fund as measured in U.S. dollars may be affected favorably or unfavorably by fluctuations in currency rates and exchange control regulations. Further, the fund may incur costs in connection with conversions between various currencies. Currency exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire immediately to resell that currency to the dealer. The International Alpha Fund conducts its currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

         Index Securities. Each fund may invest in Standard & Poor's Depositary Receipts, Standard & Poor's MidCap 400 Depositary Receipts, and other similar index securities ("Index Securities"). Index Securities represent interests in a fixed portfolio of common stocks designed to track the price and dividend yield performance of a broad-based securities index, such as the S&P 500 Index, but are traded on an exchange like shares of common stock. The value of Index Securities fluctuates in relation to changes in the value of the underlying portfolio of securities. However, the market price of Index Securities may not be equivalent to the pro rata value of the index it tracks. Index Securities are subject to the risks of an investment in a broadly based portfolio of common stocks. Index Securities are considered investments in other investment companies.

         Investment Companies. Each fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the Investment Company Act of 1940 (the "Investment Company Act"). Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a fund becomes a shareholder of that investment company. As a result, a fund's shareholders indirectly bear the fund's proportionate share of the fees and expenses paid by the shareholders of the other investment company, in addition to the fees and expenses fund shareholders directly bear in connection with the fund's own operations.

         Segregated Accounts. When a fund enters into certain transactions that involve obligations to make future payments to third parties, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the fund's obligation or commitment under such transactions. As described below under "Strategies Using Derivative Instruments," segregated accounts may also be required in connection with certain transactions involving futures.


Investment Limitations of the Funds


         Fundamental Limitations. The following fundamental investment limitations cannot be changed for a fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

         Each fund will not:

         (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

         (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

         The following interpretation applies to, but is not a part of, this fundamental limitation: (a) domestic and foreign banking will be considered to be different industries and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

         (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

         (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

         (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

         (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

         (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


         Non-Fundamental Limitations. The following investment restrictions are non-fundamental and may be changed by the vote of the Board of Trustees without shareholder approval.

         Each fund will not:

         (1) invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days.

         (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

         (3) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

         (4) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange or as a result of reorganization, consolidation or merger (and except that the fund will not purchase securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the Investment Company Act).

         (5) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

                     STRATEGIES USING DERIVATIVE INSTRUMENTS

         Options and Futures. Each fund may invest in certain options, futures contracts (sometimes referred to as "futures") and options on futures contracts (collectively, "Financial Instruments") to attempt to enhance the fund's income or yield or to attempt to hedge the fund's investments.

         Generally, a fund may purchase and sell any type of Financial Instrument. However, as an operating policy, each fund will only purchase or sell a particular Financial Instrument if the fund is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured.

         Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a fund's portfolio. Thus, in a short hedge a fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

         Conversely,  a  long  hedge  is a  purchase  or  sale  of  a  Financial
Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a fund intends to acquire. Thus, in a long hedge, a fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, a fund does not own a corresponding security and, therefore, the transaction does not relate to a security the fund owns. Rather, it relates to a security that the fund intends to acquire. If the fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the fund's portfolio is the same as if the transaction were entered into for speculative purposes.

         Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a fund owns or intends to acquire. Financial Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which a fund has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

         The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the "CFTC"). In addition, each fund's ability to use Financial Instruments may be limited by tax considerations. See "Taxes - Investment in Complex Securities."

         In addition to the instruments, strategies and risks described below, the sub-advisers expect to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as a sub-adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The sub-advisers may utilize these opportunities to the extent that they are consistent with a fund's investment objective and permitted by the fund's investment limitations and applicable regulatory authorities. A fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The funds' Prospectus and/or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

         Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow.

         (1) Successful use of most Financial Instruments depends upon the sub-adviser's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

         (2) There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

         Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of a fund's other investments.

         Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. Each fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.


         (3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a fund entered into a short hedge because the sub-adviser projected a decline in the price of a security in the fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either case, the fund would have been in a better position had it not attempted to hedge at all.


         (4) As described below, a fund might be required to maintain assets as "cover," maintain accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If the fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time.

         (5) The funds' ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the fund.


         Cover. Transactions using Financial Instruments, other than purchased options, expose a fund to an obligation to another party. Neither fund will enter into any such transactions unless it owns either (1) an offsetting
("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, earmark or set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.


         Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a fund's assets to cover in accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

         Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

         The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable the funds to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the funds would expect to suffer a loss.

         Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a fund will be obligated to sell the security or currency at less than its market value. If the call option is an over the counter ("OTC") option (options not traded on exchanges), the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid and Restricted Investments."

         Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid and Restricted Investments."

         The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

         Each fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a fund to realize profits or limit losses on an option position prior to its exercise or expiration.


         Risks of Options on Securities. Options offer large amounts of leverage, which will result in a fund's net asset value being more sensitive to changes in the value of the related instrument. A fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a fund and a counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a fund as well as the loss of any expected benefit of the transaction.


         The funds' ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the funds will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a fund might be unable to close out an OTC option position at any time prior to its expiration.

         If a fund was unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a fund could cause material losses because the fund would be unable to sell the investment used as cover for the written option until the option expired or is exercised.


         Options on Indices. Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When a fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the fund's exercise of the put, to deliver to the fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.


         Risks of Options on Indices. The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, when a fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities that underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

         Even if a fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a fund as the call writer will not learn that the fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

         If a fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

         OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

         Generally,   OTC  foreign  currency  options  used  by  the  funds  are
European-style   options.  This  means  that  the  option  is  only  exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

         Futures Contracts and Options on Futures Contracts. The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

         No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of a fund's obligations to or from a futures broker. When a fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

         Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.


         If a fund was unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to earmark or maintain cash or securities in a segregated account.


         Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by the sub-adviser may still not result in a successful transaction. The sub-adviser may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

         Index Futures. The risk of imperfect correlation between movements in the price of an index futures and movements in the price of the securities that are the subject of the hedge increases as the composition of a fund's portfolio diverges from the securities included in the applicable index. The price of the index futures may move more than or less than the price of the securities being hedged. If the price of the index futures moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, a fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, a fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures, a fund may buy or sell index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where a fund has sold index futures contracts to hedge against declines in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, the fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices on which the futures contracts are based.


         Where index futures are purchased to hedge against a possible increase in the price of securities before a fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

         To the extent that a fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of a fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

         Turnover. A fund's options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a fund may also cause the sale of related investments, also increasing turnover; although such exercise is within a fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

    ORGANIZATION; BOARD MEMBERS, OFFICERS AND PRINCIPAL HOLDERS OF SECURITIES


         The Trust is governed by a Board of Trustees which oversees its operations and which is authorized to establish additional series and to issue an unlimited number of shares of beneficial interest of the Trust as applicable, for each existing or future series.


         The trustees ("board members") and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Number of
                                                                                                 Other          Portfolios in
                                                                                           Trusteeships/and     Fund Complex
Name, Address, Position(s)          Term of Office/      Principal Occupation(s) During      Directorships        Overseen
with Trust, Date of Birth        Length of Time Served            Past 5 Years              Held by Trustee      by Trustee
-------------------------------------------------------------------------------------------------------------------------------
                                                    DISINTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
Richard D. Driscoll             Indefinite-- until       Mr. Driscoll retired as          Director of                 2
Trustee,                        successor is elected     Chairman and CEO of Bank of      Atlantic Data
c/o Hillview Capital Advisors                            New England in 1990, after 33    Services, Inc.
700 The Times Building          Since inception          years with the firm. President   (type of business)
Ardmore, PA 19003 D.O.B.:                                and Chief Executive Officer of
4/17/31                                                  the Massachusetts Trustee
                                                         Bankers Association until
                                                         1997. Presently, Mr. Driscoll
                                                         serves as Chairman of
                                                         Charlesbank Homes, Vice
                                                         Chairman of Massachusetts
                                                         Business Development Corp.,
                                                         and President of Holyhood
                                                         Cemetery Association.
-------------------------------------------------------------------------------------------------------------------------------


                                       27

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Number of
                                                                                                 Other          Portfolios in
                                                                                           Trusteeships/and     Fund Complex
Name, Address, Position(s)          Term of Office/      Principal Occupation(s) During      Directorships        Overseen
with Trust, Date of Birth        Length of Time Served            Past 5 Years              Held by Trustee      by Trustee

-------------------------------------------------------------------------------------------------------------------------------
Richard W. Hutson               Indefinite-- until       Mr. Hutson retired as a Senior   Member of the               2
Trustee,                        successor is elected     Principal of Hewitt Associates   Board of Trustees,
c/o Hillview Capital Advisors                            LLC in 1996, after 32 years      European Investors
700 The Times Building          Since inception          with the firm.                   Inc. Realty
Ardmore, PA 19003                                                                         Securities Trust;
D.O.B.: 9/30/38                                                                           Chairman of the
                                                                                          Board, Harris Bank
                                                                                          Libertyville;
                                                                                          Member of the
                                                                                          Board of
                                                                                          Directors, Wells
                                                                                          Manufacturing Co.;
                                                                                          and Vice Chairman,
                                                                                          Ball State
                                                                                          University
                                                                                          Foundation.
-------------------------------------------------------------------------------------------------------------------------------
Robert W. Uek                   Indefinite-- until       Mr. Uek retired from             Trustee,  T.T.              2
Trustee,                        successor is elected     PricewaterhouseCoopers LLP in    International
c/o Hillview Capital Advisors                            1999, where he had been a        Funds (number of
700 The Times Building          Since inception          partner specializing in the      portfolios), New
Ardmore, PA 19003 D.O.B.:                                investment management industry   England Aquarium,
5/18/41                                                  and had served as Chairman of    Anatolia College
                                                         legacy Coopers & Lybrand's       and Raymond Moore
                                                         Global Investment Management     Foundation
                                                         Industry Group.                  ([charitable
                                                                                          organization]).

-------------------------------------------------------------------------------------------------------------------------------
                                                      INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
David M. Spungen*              Indefinite-- until        Mr. Spungen is Managing          None                        2
Trustee and President          successor is elected      Director of Hillview Advisors.
c/o Hillview Capital Advisors                            Prior to 1999, he was a
700 The Times Building         Since inception           Principal of CMS Investment
Ardmore, PA 19003 D.O.B.:                                Resources, Inc. Mr. Spungen
10/26/61                                                 was a Trustee of Hirtle
                                                         Advisors Callaghan Trust from
                                                         July 1995 to March 2000.
-------------------------------------------------------------------------------------------------------------------------------
                                                           OFFICERS
-------------------------------------------------------------------------------------------------------------------------------
Joseph A. Bracken              Indefinite-- until        Mr. Bracken is Chief Operating   None                       N/A
Treasurer and Secretary        successor is elected      Officer of Hillview Advisors.
c/o Hillview Capital Advisors                            Prior to April 1999, he was
700 The Times Building         Treasurer since 6/2000    Director of Client Services of
Ardmore, PA 19003              Secretary since 10/2000   CMS Companies (insert type of
D.O.B.:  10/20/66                                        business).
-------------------------------------------------------------------------------------------------------------------------------




                                       28

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Number of
                                                                                                 Other          Portfolios in
                                                                                           Trusteeships/and     Fund Complex
Name, Address, Position(s)          Term of Office/      Principal Occupation(s) During      Directorships        Overseen
with Trust, Date of Birth        Length of Time Served            Past 5 Years              Held by Trustee      by Trustee

-------------------------------------------------------------------------------------------------------------------------------
William Rechter                Indefinite-- until        Mr. Rechter has been with        None                       N/A
Vice President                 successor is elected      Hillview Advisors LLC since
c/o Hillview Capital Advisors                            2001 and is presently Chief
700 The Times Building         Vice President since      Investment Officer.  Prior to
Ardmore, PA 19003              2/2002                    2001, Mr. Rechter worked as a
D.O.B.: 8/02/53                                          senior Portfolio Manager and
                                                         Partner at Cowen  Asset
                                                         Management    for    15
                                                         years.
-------------------------------------------------------------------------------------------------------------------------------
-----------
*  Mr.  Spungen  is an  "interested  person"  of the  Trust  as  defined  in the
   Investment Company Act by virtue of his position with Hillview Advisors.

         The Board of Trustees is responsible for the overall management and affairs of the Trust. The Board meets regularly to review fund performance, approve agreements with the Trust's service providers and other matters relating to the operation of the Trust. The Board of Trustees met __ times during the fiscal year ended June 30, 2002.

         The Audit Committee of the Board of Trustees is composed of Messrs. Driscoll, Hutson and Uek. The Audit Committee makes recommendations to the Board of Trustees with respect to the engagement of independent auditors and reviews with the independent auditors the plan and results of the audit engagement and matters having a material effect on the Trust's financial operations. The Audit Committee met __ times during the fiscal year ended June 30, 2002.

         The Nominating Committee of the Board of Trustees is composed of Messrs. Driscoll, Hutson and Uek. The Nominating Committee is responsible for the selection and nomination of candidates to serve as Trustees. The Nominating Committee will consider nominees submitted by shareholders. The Nominating Committee met __ times during the fiscal year ended June 30, 2002.

         The Valuation Committee of the Board of Trustees is composed of Messrs. Bracken, Rechter, and Spungen. The Committee, under procedures established by the Board, determines a price for a security held by a fund when there is no readily available market price for that security. The Valuation Committee reports its findings to the full Board on a quarterly basis, as necessary. The Valuation Committee met __ times during the fiscal year ended June 30, 2002.

         The Trust pays board members who are not "interested persons" of the Trust as defined in the Investment Company Act ("Independent Trustees") approximately $10,000 annually. The Trust pays each such disinterested trustee $1,000 for each board meeting and each separate meeting of a board committee, and $5,000 as an annual retainer. All board members are reimbursed for any expenses incurred in attending meetings. Board members and officers own in the aggregate less than 1% of the shares of each fund. Because Hillview Advisors and PFPC perform substantially all of the services necessary for the operation of the Trust and each fund, the Trust requires no full-time employees. No officer, director or employee of Hillview Advisors or AMIC presently receives any compensation from the Trust for acting as a board member or officer.

         Trustee's Compensation. The table below sets forth the compensation paid to Trustees of the Trust for the fiscal year ended June 30, 2002.



           (1)                       (2)                     (3)                     (4)                   (5)
                                                         Pension or
                                                         Retirement
                                  Aggregate           Benefits Accrued        Estimated Annual     Total Compensation
                              Compensation from        as Part of Fund          Benefits Upon          from Trust
Name of Person, Position            Trust                 Expenses*              Retirement*        Paid to Trustees
========================== == =================== == ==================== = ====================== ====================
David M. Spungen
President and Trustee                N/A                     N/A                     N/A                   N/A

Richard W. Hutson
Trustee                             $9,000                   N/A                     N/A                 $9,000

Richard D. Driscoll
Trustee                             $9,000                   N/A                     N/A                 $9,000

Robert W. Uek
Trustee                             $9,000                   N/A                     N/A                 $9,000

* No officer or Trustee is entitled to retirement benefits from the Trust.

         The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in each Fund of the Trust and in all registered investment companies overseen by the Trustee as of December 31, 2001.

                                                   Dollar Range of                      Aggregate Dollar Range of
Name of Trustees                           Equity Securities in Each Fund            Equity Securities in the Funds
-------------------------------------   --------------------------------------    --------------------------------------
Interested Trustee

David M. Spungen                        Alpha Fund                                $
                                        $
                                        International Alpha Fund
                                        $

Independent Trustees

Richard D. Driscoll                     Alpha Fund                                $
                                        $
                                        International Alpha Fund
                                        $

Richard W. Hutson                       Alpha Fund                                $
                                        $
                                        International Alpha Fund
                                        $

Robert W. Uek                           Alpha Fund                                $
                                        $
                                        International Alpha Fund
                                        $

         [As of December 31, 2001, none of the Independent Trustees or their immediate family members owned beneficially or of record an interest in Hillview Advisors, any of the sub-advisers or the funds' distributor, or in any person directly or indirectly controlling, controlled by, or under common control with such entities.]

         Hillview Advisors is the investment adviser for each of the funds, and operates as a "manager of managers." Hillview Advisors and the Trust have obtained an exemptive order from the SEC that permits Hillview Advisors, with the approval of the Trust's Board of Trustees, to retain unaffiliated sub-advisers for a fund without submitting the Sub- Advisory Agreement to a vote of the fund's shareholders. The Trust will notify shareholders in the event of any change in the identity of the sub-advisers for a fund. Hillview Advisors oversees the investment advisory services provided to the funds. Pursuant to separate sub-advisory agreements with the Trust and Hillview Advisors, and under the supervision of Hillview Advisors and the Board of Trustees, a sub-adviser (the "Sub-Adviser") is responsible for the day-to-day investment management of a portion of the assets of a fund. The Sub-Adviser also is responsible for managing its employees who provide services to the funds. Sub-Advisers are selected for the funds based primarily upon the research and recommendations of Hillview Advisors, which evaluates quantitatively and qualitatively a Sub-Adviser's skills and investment results in managing assets, investment styles and strategies and personnel. Subject to Board review, Hillview Advisors allocates and, when appropriate, reallocates the funds' assets among
Sub-Advisers,  monitors  and  evaluates  Sub-Adviser  performance,  and oversees

Sub-Adviser compliance with the funds' investment objectives, policies and restrictions. Hillview Advisors has ultimate responsibility for the investment performance of the funds due to its responsibility to oversee sub-advisers and recommend their hiring, termination and replacement.

         In evaluating the Sub-Advisers, the Trustees received written and oral information from Hillview Advisors and each Sub-Adviser. Hillview Advisors recommended the selection of each Sub-Adviser and reviewed the considerations and the search process that led to the recommendation. The Trustees also met with representatives of each Sub-Adviser and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing the Sub-Advisers, the Trustees carefully evaluated:
(1) the nature and quality of the services expected to be rendered to the funds;
(2) the investment objective and policies of the funds; (3) the history, reputation, qualification and background of the Sub-Adviser's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to each Sub-Adviser, including any benefits to be received by the Sub-Adviser or its affiliates in connection with soft dollar arrangements. Under each Investment Sub-Advisory Agreement among the Trust, Hillview Advisors and each Sub-Adviser relating to the funds, the Sub-Advisers makes investment decisions for their portion of the assets of the fund allocated to it by Hillview Advisors, and continuously reviews, supervises and administers the fund's investment program with respect to these assets. The Sub-Advisers are independent of Hillview Advisors and discharge their responsibilities subject to the supervision of Hillview Advisors and the Trustees of the Trust, and in a manner consistent with the investment objective, policies and limitations of each fund. The Sub-Advisory Agreements are substantially similar to each other. Specifically, the duties to be performed, standard of care and termination provisions of the Agreements are similar to each other. The Sub-Advisory Agreements will remain in effect for two years from their date of execution (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Independent Trustees.

         In approving the Advisory Agreement between the Trust and Hillview Advisors, the Board discussed the qualifications of Hillview Advisors and the specific terms of the agreement, including the compensation to be paid thereunder. The Board also discussed Hillview Advisors' arrangement to waive a portion or all of its fee and to limit the overall expenses of the funds. The
Advisory Agreement was approved for an initial two year period and must be approved annually thereafter, unless terminated earlier, by a majority vote of the Trustees, including a majority of the Independent Trustees, or by a majority of the outstanding voting securities of the Trust.


         Code of Ethics. The Trust, Hillview Advisors, the sub-advisers and PFPC Distributors, Inc. have each adopted a code of ethics, as required by Rule 17j-1 under the Investment Company Act. Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by a fund, subject to certain general restrictions and procedures. The codes of ethics for the Trust, Hillview Advisors and the sub-advisers are on file with the SEC.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


         Control Persons. Persons or organizations beneficially owning 25% or more of the outstanding share of a fund, as indicated below, may be presumed to "control" a fund. As a result, those persons or organizations could have the ability to vote a majority of the shares of a fund on any matter requiring the approval of the shareholders of that fund.

         Principal Holders. As of September __, 2002, the following persons owned of record, or were known to own beneficially, 5% or more of the outstanding shares of the Alpha Fund or the International Alpha Fund.




         Management Ownership. The officers and trustees as a group own less than 1% of each of the funds.

                INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS


         Investment Advisory Arrangements. Hillview Advisors acts as the investment adviser and manager of the funds pursuant to an investment management contract ("Management Contract") with the Trust and is a registered investment adviser under the Investment Advisers Act of 1940. On February 4, 2002, Value Asset Management, Inc. ("VAM") the parent company of Hillview Advisors sold its controlling interest in Hillview Advisors to Asset Management Investment Company PLC ("AMIC"). Immediately following the sale to AMIC, AMIC sold all of its interests to Hillview Advisors in exchange for a convertible note, which can be converted into 49% of Hillview Advisors' equity at AMIC's discretion at any time prior to November 30, 2011, and a non-convertible note for the remainder of the purchase price. As a result of the transaction, Hillview Advisors' officers own 100% of Hillview Advisors' outstanding equity. David M. Spungen and Gary R. Sobelman own approximately 66.67% and 33.33% respectively of the outstanding equity of Hillview Advisors. AMIC may be deemed a control person of Hillview
Advisors. AMIC, a U.K. public company, was established in 1994 and its headquartered at 32 Lundgate Hill, London EC4M 7DR. Under the Management Contract, Hillview Advisors receives a fee, computed daily and paid monthly, at the annual rate of 0.25% of each fund's average daily net assets.

         For the fiscal year ended June 30, 2002, Hillview Advisors has contractually agreed to waive its fees and, if necessary, reimburse expenses to limit the expenses of the funds so that Other Expenses (i.e. those expenses other than advisory fees and sub-advisory fees) would not exceed 0.35% of average annual assets from June 30, 2001 through September 18, 2001 and 0.40% of average annual assets from September 19, 2001 through June 30, 2002 for the Alpha Fund and from June 30, 2001 through September 18, 2001, 0.80% of average annual assets and from September 19, 2001 through June 30, 2002, 0.75% of the average annual assets for the International Alpha Fund. Any waivers or reimbursements made by Hillview Advisors during this period are subject to repayment by the funds, provided that the payments are reimbursed within three years of the payment being made and repayment does not result in the funds' Other Expenses exceeding the foregoing expense limitations. If actual Other Expenses are less than the stated contractual cap, and Hillview Advisors has recouped any eligible previous payments made, the fund will be charged such lower expenses. Hillview Advisors has contractually agreed to waive its Management Fee for the fund's fiscal year ending June 30, 2003. Amounts subject to possible reimbursement as of June 30, 2002 were $_____ and $_____ for the Alpha Fund and the International Alpha Fund, respectively. For the fiscal year ended June 30, 2002 and the period ended June 30, 2001, management and advisory fees, waivers, and net reimbursements were as follows:



                                              Alpha Fund                            International Alpha Fund
                                ----------------------------------------    -----------------------------------------
Fee                             Fiscal Year Ended       Period Ended        Fiscal Year Ended     Period Ended June
                                  June 30, 2002        June 30, 20011         June 30, 2002           30, 20011
----------------------------    ------------------    ------------------    ------------------    -------------------
Gross Management and                            $              $197,100                     $                $64,587
Advisory Fees

Waivers                                         $            $(197,100)                     $              $(64,587)

Net Management and                              $                    $0                     $                     $0
Advisory Fees

Expense Reimbursement                           $             $(95,473)                     $              $(73,857)

Reimbursement Recouped                          $                $3,450                     $                     $0

1 For the period from September 1, 2002 (commencement of operations) through June 30, 2001.

         Under the terms of the Management Contract, each fund bears all expenses incurred in its operation that are not specifically assumed by Hillview Advisors. Expenses borne by the funds include the following: (1) the cost (including brokerage commissions, if any) of securities purchased or sold by a fund and any losses incurred in connection therewith; (2) fees payable to, and expenses incurred on behalf of, a fund by Hillview Advisors; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of each fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to the Independent Trustees; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against a fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent trustees; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders and costs of mailing such materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by a fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; and (18) costs of mailing, stationery and communications equipment.


         Under the Management Contract, Hillview Advisors will not be liable for any error of judgment or mistake of law or for any loss suffered by a fund in connection with the performance of the Management Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Hillview Advisors in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Management Contract terminates automatically upon its assignment and is terminable, at any time, without penalty by the board or by vote of the holders of a majority of a fund's outstanding voting securities, on 60 days' written notice to Hillview Advisors, or by Hillview Advisors on 60 days' written notice to the Trust.


         Investment Sub-Advisory Agreements. Each sub-adviser serves as an investment adviser pursuant to a separate Investment Sub-Advisory Agreement among itself, the Trust, on behalf of each fund, and Hillview Advisors (each a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements"). All of the Sub-Advisory Agreements have substantially similar terms.

         Control Persons of Sub-Advisers. The following is a description of parties who control the sub-advisers.

         Alpha Fund.

         Frontier is an affiliate of Affiliated Managers Group, Inc. ("AMG"). In total, Frontier employees own a 30% direct profits interest in the firm and AMG owns the remaining 70% profits interest. AMG is a publicly held asset management company.

         Harris is a subsidiary of CDC IXIS Asset Management North America L.P. (a wholly owned subsidiary of CDC IXIS Asset Management).


         Ironwood is owned by Warren J. Isabelle and his three managing partners, Richard L. Droster, Director of Marketing; Donald Collins, Senior Portfolio Manager; and Gary Saks, Chief Operating Officer.


         Pzena is owned by Richard Pzena and his three managing partners, John Goetz, Director of Research, William Lipsey, Director of Marketing and Client Services, and Amelia Jones, Director of Operations and Administration.


         Shaker:  Edward P. Hemmelgarn remains as control person.


         International Alpha Fund.

         Deutsche Asset Management is wholly owned by Deutsche Bank AG (Deutsche
Bank). Deutsche Bank is incorporated in Germany and is a publicly traded entity.

         Harris is is now a subsidiary of CDC IXIS Asset Management North America L.P. (a wholly owned subsidiary of CDC IXIS Asset Management).

         BPI is owned by C.I. Fund Management Inc. (a Canadian publicly-held mutual fund company) and JBS Advisors, Inc. (a company owned by BPI's portfolio managers and its president).




         Under the terms of the Sub-Advisory Agreements, the Sub-Advisers bear all expenses they incur in connection with the services provided thereunder other than the cost of securities (including brokerage commissions, if any) purchased for a fund. The Hillview Alpha Fund pays sub-advisory fees to the Sub-Advisers based on annual percentage rates of the value of the portion of the Hillview Alpha Fund's portfolio managed by each Sub-Adviser. Harris receives an annual sub-advisory fee of 0.75% of the average daily net assets on the first $20 million of the portion of the fund's portfolio it manages, 0.60% of the average daily net assets on the next $55 million, and 0.55% of the rest of the portion of the fund's assets it manages thereafter. Ironwood receives an annual sub-advisory fee 0.75% on the average daily net assets up to $25 million and 0.60% of the fund's average daily net assets over $25 million of the portion of the fund's assets it manages. Shaker receives an annual sub-advisory fee of 1.00% of the average daily net assets of the portion of the fund's portfolio it manages. Pzena receives an annual sub-advisory fee of 1.00% of the average daily net assets of the first $30 million of the portion of the fund's portfolio it manages and 0.75% of the average daily net assets of the rest of the portion of the fund's assets it manages thereafter. Frontier receives an annual sub-advisory fee of 1.00% of the average daily net assets of the first $25 million of the portion of the fund's portfolio it manages and 0.75% of the average daily net assets of the rest of the portion of the fund's portfolio it manages thereafter. The following amounts were paid to each Sub-Adviser for the past two fiscal years:



                                                                        Total Dollar Amounts         Total Dollar Amounts
                                                                       that the Fund Paid to        that the Fund Paid to
                                                                        the Sub-Adviser For          the Sub-Adviser For
         Fund                           Sub-Adviser                      Year Ended 6/30/02           Year Ended 6/30/01
-----------------------   ----------------------------------------    -------------------------    -------------------------
Alpha Fund                Harris Associates LP                                   $_____                       $_____
                          Ironwood Capital Management(1)                         $_____                       N/A
                          Shaker Investments                                     $_____                       $_____
                          Pzena Investment Management                            $_____                       $_____
                          Frontier Capital Management                            $_____                       $_____
                          Nevis Capital Management(2)                            $_____ (3)                   $_____
Total                                                                            $_____                       $_____

---------

1 At a meeting held on November 13, 2001, the Board of Trustees approved the appointment of Ironwood as a sub-adviser to the fund. Fees paid to Ironwood are for the period from November 14, 2001 through June 30, 2002.

2 At a meeting held on November 13, 2001, the Board of Trustees ratified the termination of Nevis Capital Management, LLC, as a sub-adviser to the fund.

3    For the period from July 1, 2001 through November 13, 2001.


The Hillview International Alpha Fund pays sub-advisory fees to the Sub-Advisers based on annual percentage rates of the value of the portion of the Hillview International Alpha Fund's portfolio by each Sub-Adviser. Harris receives an annual sub-advisory fee of 0.75% of the average daily net assets on the first $25 million of the portion of the fund's portfolio it manages, 0.70% of the average daily net assets of the next $25 million, 0.60% of the average daily net assets of the next $50 million and 0.50% of the average daily net assets of the rest of the portion of the fund's assets it manages thereafter. BPI receives an annual sub-advisory fee of 0.80% of the average daily net assets on the first

$20 million of the portion of the fund's portfolio it manages, 0.60% of the average daily net assets on the next $30 million it manages, 0.50% of the average daily net assets of the next $50 million it manages, and a negotiable rate on amounts greater than $100 million that it manages. Deutsche receives an annual sub-advisory fee of 0.60% of the average daily net assets on the first $20 million of the portion of the fund's portfolio it manages and 0.55% of the average daily net assets of amounts greater than $20 million (if the breakpoint of $20 million is attained in the first year of the contract; otherwise the breakpoint will be $50 million). The following amounts were paid to each Sub-Adviser for the past two fiscal years:

                                                                        Total Dollar Amounts         Total Dollar Amounts
                                                                       that the Fund Paid to        that the Fund Paid to
                                                                        the Sub-Adviser For          the Sub-Adviser For
         Fund                           Sub-Adviser                       Year End 6/30/02             Year End 6/30/01
-----------------------   ----------------------------------------    -------------------------    -------------------------
International Alpha       BPI Global Asset Management LLP                        $_____                       $_____
Fund
                          Deutsche Asset Management                              $_____                       $_____
                          Harris Associates LP                                   $_____                       $_____
                          Waterford Management, LLC(1)                           $_____(2)                    $_____
Total                                                                            $_____                       $_____
-------------

1 At a meeting held on May 21, 2002, the Board of Trustees ratified the termination of Waterford Management, LLC, as a sub-adviser to the fund.

2    For the period from July 1, 2001 through April 18, 2002.

         The Trust's board of trustees approved the Sub-Advisory Agreements for an initial two-year period. Thereafter, they are renewable annually. Under the Sub-Advisory Agreements, The sub-advisers will not be liable for any error of judgment or mistake of law or for any loss suffered by a fund in connection with the performance of the Sub-Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the sub-advisers in the performance of their duties or from reckless disregard of their duties and obligations thereunder. The Sub-Advisory Agreements terminate automatically upon their assignment and are terminable (1) by any party immediately upon written notice if there is a material breach by another party,
(2) by any party at any time without penalty upon 30 days' written notice to the other two parties, and (3) by the Trust or Hillview Advisors immediately if, in the reasonable judgment of either, the sub-adviser becomes unable to discharge its duties under its Sub-Advisory Agreement. The Sub-Advisory Agreements may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by a vote of a majority of the holders of a fund's outstanding voting securities on not more than thirty days' written notice.

         Subject to an exemptive order granted by the SEC, Hillview Advisors may terminate a sub-advisory relationship or select additional sub-advisers for a fund subject to the approval of the Trust's Board of Trustees.

         Distribution Arrangements. PFPC Distributors, Inc., an affiliate of PFPC, serves as the distributor of shares of the funds under a distribution contract with the Trust ("Distribution Contract"). The Distribution Contract requires PFPC Distributors, Inc. to use its best efforts, consistent with its other businesses, to sell shares of the funds. Shares of the funds are offered continuously. The funds are distributed through PFPC Distributors, Inc.

primarily to clients of Hillview Advisors. The aggregate amount of commissions paid to PFPC Distributors, Inc. for the fiscal year ended June 30, 2002 was $__.


                          ADDITIONAL SERVICE PROVIDERS


         Administration and Accounting Services. Under a separate Administration and Accounting Services Agreement, PFPC, 400 Bellevue Parkway, Wilmington, Delaware 19809 performs certain administrative and accounting services for the funds. These services include preparing shareholder reports, providing statistical data and preparing and filing federal and state tax returns on behalf of the funds. In addition, PFPC prepares and files various reports with the appropriate regulatory agencies and prepares materials required by the SEC or any state securities commission having jurisdiction over the funds. The accounting services performed include determining the net asset value per share of each fund and maintaining records relating to the securities transactions of each fund. The Administration and Accounting Services Agreement provides that PFPC and its affiliates shall not be liable for any error of judgment or mistake of law or for any loss suffered by the funds, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on their part in the performance of their obligations and duties under the Administration and Accounting Services Agreement. For the fiscal year ended June 30, 2002 and the period ended June 30, 2001, PFPC received $_____ and $205,000, respectively for its services.


         Custodian. PFPC Trust Company, 8800 Tinicum Boulevard, 3rd Floor, Suite 200, Philadelphia, PA 19153, an affiliate of PFPC, serves as the funds' custodian.

         Transfer Agent. PFPC, 211 South Gulph Road, King of Prussia, PA, serves as the funds' transfer agent and dividend paying agent.

         Counsel. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, DC 20036-1800, serves as counsel to the funds.


         Auditors. __________, located at __________, serves as the independent accountant for the funds.


                             PORTFOLIO TRANSACTIONS

         Subject to policies established by the board, the sub-advisers are responsible for the execution of a fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, the sub-advisers seek to obtain the best net results for the funds, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While the sub-advisers generally seek reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. The funds may invest in securities traded in the over-the-counter market and will engage primarily in transactions directly with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker.


         The aggregate amount of brokerage commissions paid for the period from September 1, 2000 through June 30, 2001 and the fiscal year ended June 30, 2002 was $222,444 and $_____, respectively by the Alpha Fund and for the period September 7, 2000 through June 30, 2001 and the fiscal year ended June 30, 2002 was $430,680 and $_____, respectively by the International Alpha Fund.


         Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The funds' procedures in selecting FCMs to execute its transactions in futures contracts are similar to those in effect with respect to brokerage transactions in securities.

         In selecting brokers, the sub-advisers will consider the full range and quality of a broker's services. Consistent with the interests of the funds and subject to the review of the board, the sub-advisers may cause a fund to purchase and sell portfolio securities through brokers who provide the sub-advisers with brokerage or research services. A fund may pay those brokers a higher commission than may be charged by other brokers, provided that the sub-advisers determine in good faith that the commission is reasonable in terms either of that particular transaction or of the overall responsibility of the sub-advisers to the fund and their other clients.

         Research services obtained from brokers may include written reports, pricing and appraisal services, analysis of issues raised in proxy statements, educational seminars, subscriptions, portfolio attribution and monitoring services, and computer hardware, software and access charges which are directly related to investment research. Research services may be received in the form of written reports, online services, telephone contacts and personal meetings with security analysts, economists, corporate and industry spokespersons, and government representatives.

         For purchases or sales with broker-dealer firms that act as principal, the sub-advisers seeks best execution. Although the sub-advisers may receive certain research or execution services in connection with these transactions, the sub-advisers will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. The sub-advisers may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

         Research services and information received from brokers or dealers are supplemental to the sub-advisers' own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which a fund effects securities transactions may be used by the sub-advisers in advising other funds or accounts and, conversely, research services furnished to the sub-advisers by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the funds.

         Investment decisions for the funds and for other investment accounts managed by the sub-advisers are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a fund and one or more accounts. In those cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and the other account(s) as to amount according to a formula deemed equitable to the fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the funds are concerned, or upon their ability to complete their entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the funds.


         During the fiscal period ended June 30, 2001 and the fiscal year ended June 30, 2002, certain portfolio transactions were executed through Deutsche Bank Securities, Harris Associates Securities, and Deutsche Morgan Grenfell Securities, each a broker-dealer affiliated with the Trust due to a relationship with the sub-advisers. During the fiscal period ended June 30, 2001 and the fiscal year ended June 30, 2002, the funds executed trades through these affiliated broker-dealers as follows:




                                      Aggregate Dollar          Percentage of the Funds'      Percentages of the Funds'
                                    Amount of Brokerage            Aggregate Brokerage         Aggregate Dollar Amount
                                      Commissions Paid              Commissions Paid               of Transactions
                                 ---------------------------    --------------------------    ---------------------------

                                 Year Ended      Period         Year Ended     Period         Year Ended       Period
                                   6/30/02         Ended         6/30/02         Ended         6/30/02          Ended
                                                  6/30/01                       6/30/01                        6/30/01
                                 ------------    -----------    -----------    -----------    -----------    ------------
Alpha Fund
Names of Affiliated Broker                          N/A                           N/A                            N/A
--------------------------


International Alpha Fund
Names of Affiliated Broker

Harris Associates Securities          $            $9,476                        2.20%                            *

Deutsche Morgan Grenfell              $             $318                           *                              *
Securities

Deutsche Bank Securities              $              $9                            *                              *

------------------------------
*Less than 1%


         Consistent with best execution, the Trust may direct Hillview Advisors to cause the Sub-Advisers to effect securities transactions through broker-dealers in a manner that would help generate resources to pay the costs of certain expenses that the Trust is required to pay or for which the Trust is required to arrange payment.


         As of the fiscal year ended June 30, 2002, the funds did not own securities of their regular broker-dealers (as defined in Rule 10b-1 of the Investment Company Act) or their parents.

         Portfolio Turnover. The funds' annual portfolio turnover rates may vary greatly from year to year, but they will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of a fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year. For the fiscal period ended June 30, 2001 and the fiscal year ended June 30, 2002 the portfolio turnover rate was 76% and ___%, respectively for the Alpha Fund and 76% and ___%, respectively for the International Alpha Fund.


                       ADDITIONAL EXCHANGE AND REDEMPTION
                         INFORMATION AND OTHER SERVICES

         Additional Exchange and Redemption Information. As discussed in the Prospectus, shares of a fund may be exchanged for shares of another Hillview mutual fund. Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or the fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the funds' investment objectives, policies and restrictions.


         If conditions exist that make cash payments undesirable, each fund reserves the right to honor any request for redemption by making payment in whole or in part in securities ("redemption in-kind") chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. Any such redemption in-kind will be made with readily marketable securities, to the extent available. If payment is made in securities, a shareholder will incur brokerage or transactional expenses in converting those securities into cash, will be subject to fluctuation in the market price of those securities until they are sold, and may realize taxable gain or loss (depending on the value of the securities received and the shareholder's adjusted basis of the redeemed shares).


         The funds may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC,
(2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a fund to dispose of securities it owns or to fairly determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a fund's portfolio at the time.

         Service Organizations. A fund may authorize service organizations, and their agents, to accept on its behalf purchase and redemption orders that are in "good form." A fund will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on the fund's net asset value next computed after receipt of the order by the service organizations or their agents. Service organizations may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

                               VALUATION OF SHARES

         Each fund determines its net asset value per share ("NAV"), normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the New York Stock Exchange on each Business Day, which is defined as each Monday through Friday when the New York Stock Exchange is open. Prices will be calculated earlier when the New York Stock Exchange closes early because trading has been halted for the day. Currently the New York Stock Exchange is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


         Securities that are listed on exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean between the last reported bid and asked prices. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Hillview Advisors as the primary market. Securities traded in the over-the-counter market and listed on the Nasdaq Stock Market ("Nasdaq") normally are valued at the last available sale price on Nasdaq prior to valuation; other over-the-counter securities are valued at the last mean price available prior to valuation. Where market quotations are readily available, portfolio securities are valued based upon market quotations, provided those quotations adequately reflect, in the judgment of Hillview Advisors, the fair value of the security. Where those market quotations are not readily available, securities are valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. All other securities and other assets are valued at fair value as determined in good faith under the direction of the Board. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the Board determines that this does not represent fair value.


         Assets that are denominated in foreign currencies are valued daily in U.S. dollars at the current foreign currency exchange rates. In rare cases, events that occur after certain markets have closed may render prices unreliable. When a fund believes a market price does not reflect a security's true value, the fund may substitute a fair value as determined by the Board of Trustees. This policy is intended to assure that the fund's net asset value fairly reflects security values as of the time of NAV determinations. Because foreign markets may be open at different times than the New York Stock Exchange, the value of fund shares, particularly shares of the International Alpha Fund, may change on days when you may not be able to buy or redeem fund shares.

                             PERFORMANCE INFORMATION


         Total Return Calculations. Average annual total return quotes, before taxes, after taxes on distributions and after taxes on distributions and redemption. ("Standardized Return") used in each fund's performance advertisements are calculated according to the following formulas:





         Average Annual Total Return. For the 1-, 5-, and 10-year periods ended on the date of the most recent balance sheet included in the registration statement (or for the periods the fund has been in operation), calculate the fund's average annual total return by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n = ERV Where:
                  P          =   a hypothetical initial payment of $1,000.
                  T          =   average annual total return.
                  n          =   number of years.
                  ERV        =   ending  redeemable  value  of a  hypothetical
                                 $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion).

         The calculation for average annual total returns before taxes is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the fund's shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the fund during the periods is reflected. The ending redeemable value (variable `ERV' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable deferred sales charge at the end of the measuring period.

         Average Annual Total Return (After Taxes on Distributions). For the 1-, 5-, and 10-year periods ended on the date of the most recent balance sheet included in the registration statement (or for the periods the fund has been in operation), calculate the fund's average annual total return (after taxes on distributions) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the ending value, according to the following formula:

              P(1+T)n = ATVD Where:
              P = a  hypothetical  initial  payment of  $1,000.
              T = average annual total return (after taxes on distributions).
              n = number of years.
              ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

         The calculation for average annual total returns after taxes on distributions is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the fund's shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the fund during the periods is reflected. The fund assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees. The ending value (variable `ATVD' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable deferred sales charge at the end of the measuring period. The fund assumes that the redemption has no tax consequences. The fund calculates the taxes due on any distributions by applying the applicable tax rates (as described below) to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution will be as specified by the fund on the dividend declaration date, unless adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law. The fund calculates taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, ordinary income tax rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The fund has disregarded any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

         Average Annual Total Return (After Taxes on Distributions and Redemption). For the 1-, 5-, and 10-year periods ended on the date of the most recent balance sheet included in the registration statement (or for the periods the fund has been in operation), calculate the fund's average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the ending value, according to the following formula:

         P(1 + T)n = ATVDR Where:
         P     =   a hypothetical initial payment of $1,000.
         T     =   average annual total return (after taxes on distributions
                   and redemption).
         n     =   number of years.
         ATVDR =   ending  value of a  hypothetical  $1,000  payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

         The calculation for average annual total returns after taxes on distributions and redemption is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the fund's shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the fund during the periods is reflected. The fund assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees. The fund calculates the taxes due on any distributions as described above under `Average Annual Total Returns (After Taxes on Distributions)'. The ending value (variable `ATV(DR)' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges, the applicable deferred sales charge, and capital gains taxes resulting from the redemption and by adding the tax benefit from capital losses at the end of the measuring period. The fund calculates the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any non-recurring charges). The fund separately tracks the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, the fund includes the distribution net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The fund does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. The fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

Before Taxes                                      1 Year       Since Inception*
------------                                      ------       ----------------
Alpha Fund                                         __%               __%
International Alpha Fund                           __%               __%
After Taxes on Distributions
----------------------------
Alpha Fund                                         __%               __%
International Alpha Fund                           __%               __%
After Taxes on Distributions and Redemption
-------------------------------------------
Alpha Fund                                         __%               __%
International Alpha Fund                           __%               __%

* September 1, 2001 (Alpha  Fund) and  September  7, 2001  (International  Alpha
Fund).

         The funds also may refer to total return performance data in performance advertisements that are not calculated according to the formula set forth above ("Non-Standardized Return"). The funds calculate Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value.





         Other Information. In performance advertisements, the funds may compare their standardized return and/or their non-standardized return with data published by Lipper Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data, Inc. ("ICD") or Morningstar Mutual Funds ("Morningstar"), or with the performance of recognized stock, bond and other indices, including the Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), the Dow Jones Industrial Average, the Morgan Stanley Capital International World Index, the Lehman Brothers Treasury Bond Index, and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The funds, in performance advertisements, may refer to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in performance advertisements may be in graphic form.

         The funds may include discussions or illustrations of the effects of compounding in performance advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a fund investment are reinvested in additional fund shares, any future income or capital appreciation of the fund would increase the value, not only of the original fund investment, but also of the additional fund shares received through reinvestment. As a result, the value of a fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

         The funds may also compare their performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote(R) Money Markets. In comparing the funds' performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the funds are not insured or guaranteed by the U.S. government and returns and net asset values will fluctuate. An investment in a fund involves greater risks than an investment in either a money market mutual fund or a CD.

                                      TAXES


         Backup Withholding. By law, the funds must withhold a portion of your taxable distributions and redemption proceeds unless you (a) provide your correct social security or other taxpayer identification number, (b) certify that this number is correct, (c) certify that you are not subject to backup withholding, and (d) certify that you are a U.S. person (including a U.S. resident alien). The funds also must withhold if the IRS instructs them to do so. When withholding is required, the amount will be 30% for calendar years 2002 and 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

         Sale or Exchange of Fund Shares. A shareholder's sale (redemption) of shares may result in a taxable gain or loss, depending on whether the shareholder receives more or less than his or her adjusted basis for the shares. An exchange of either fund's shares for shares of another Hillview mutual fund generally will have similar tax consequences. In addition, if a fund's shares are bought within 30 days before or after selling other shares of the fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.


         Qualification as a Regulated Investment Company. Each fund is treated as a separate corporation for federal income tax purposes and intends to continue to qualify for treatment as a regulated investment company ("RIC") under the Code. To continue to qualify for that treatment, a fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gains and net capital gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. For each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and does not represent more than 10% of the issues outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If a fund failed to qualify for treatment as a RIC for any taxable year, (i) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (ii) the shareholders would treat all those distributions, including distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the fund's earnings and profits.

         Other Information. Dividends and other distributions a fund declares in October, November or December of any year that are payable to shareholders of record on a date in any of those months will be deemed to have been paid by the fund and received by the shareholders on December 31 of that year if the fund pays them during the following January.

         A portion of the dividends from a fund's investment company taxable income (whether paid in cash or in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends the fund receives from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

         If fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that if shares are purchased shortly before the record date for a capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

         Each fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for the calendar year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

         Investments in Foreign Securities. Dividends and interest a fund receives, and gains it realizes on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (collectively "foreign taxes") that would reduce the return on its securities. Tax conventions between certain countries and the United States, however, may reduce or eliminate foreign taxes, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the International Alpha Fund's total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes it paid. Pursuant to the election, the fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by him or her, his or her proportionate share of those taxes, (2) would be required to treat his or her share of those taxes and of any dividend the fund paid that represents income from foreign or U.S. possessions sources as his or her own income from those sources, and (3) could either deduct the foreign taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. The International Alpha Fund will report to its shareholders shortly after each taxable year their respective shares of foreign taxes it paid and its income from sources within foreign countries and U.S. possessions if it makes this election. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation, in which event they would be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

         The International Alpha Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the fund will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock of a PFIC or of any gain on its disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. If the fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain - which the fund likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax - even if the QEF did not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

         The International Alpha Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the fund's adjusted basis therein as of the end of that year. Pursuant to the election, the fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the fund included in income for prior taxable years under the election. The fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

         Under Code section 988, gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) except in certain circumstances, from options and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (e.g., swaps, caps, floors and collars) involving payments denominated in foreign currencies, (3) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (4) that are attributable to exchange rate fluctuations between the time the International Alpha Fund accrues interest, dividends or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. If section 988 losses exceed other investment company taxable income during a taxable year, the fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her fund shares.

         Investment in Complex Securities. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that determine for income tax purposes the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts a fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

         Certain futures, foreign currency contracts and listed nonequity options (such as those on a securities index) in which a fund may invest may be subject to Code section 1256 ("section 1256 contracts"). Any section 1256 contracts a fund holds at the end of its taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a fund recognizes, without in either case increasing the cash available to it. A fund may elect not to have the foregoing rules apply to any "mixed straddle" (that is, a straddle, the fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute.

         Code section 1092 (dealing with straddles) also may affect the taxation of certain options, futures and forward currency contracts in which a fund may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and

"short sale" rules applicable to straddles. If a fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a fund of straddle transactions are not entirely clear.

         When a covered call option written (sold) by a fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security's basis.

         If a fund has an "appreciated financial position"-- generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis--and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that it will recognize a gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract entered into by a fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a
constructive  sale.  The  foregoing  will  not  apply,   however,  to  a  fund's
transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).


         The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the funds and their shareholders. No attempt is made to present a complete explanation of the federal tax treatment of each fund's activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local or foreign taxes applicable to the funds and to dividends and other distributions therefrom.

                                OTHER INFORMATION

         Delaware Business Trust. The Declaration of Trust of the Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest.


         Each share of a fund represents an interest in the corresponding fund proportionately equal to the interest of each other share. Voting rights are not cumulative. All shares of a fund are fully paid and non-assessable and have no preemptive or conversion rights. The Board of Trustees may create additional classes of shares in the future, with the separate rights and liabilities.

         Under Delaware business trust law, shareholders of funds could, under certain circumstances, be held personally liable for the obligations of the fund or the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or the funds and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the board members or by any officers or officer by or on behalf of the Trust or the funds, the board members or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from each fund's property for all losses and expenses of any shareholder held personally liable for the obligations of that fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the funds themselves would be unable to meet their obligations, a possibility that Hillview Advisors believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability would be entitled to reimbursement from the general assets of the applicable fund. The board members intend to conduct the funds' operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the funds.


         Voting Rights. Shareholders of each fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of a fund (or the Trust, which has more than one series) may elect all of the board members of that fund or the Trust. The shares of the funds will be voted together, except that the shares of each series of the Trust will be voted separately when a vote of only the series of the Trust is required by law.


         The funds do not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust or a fund (as applicable) may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of the Trust. Board members can act at meetings of the Board of Trustees and by unanimous (or majority) written consent; currently board members cannot utilize a power of attorney to vote at meetings.

                              FINANCIAL STATEMENTS


         The audited financial statements and notes thereto in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 2002 (the "2002 Annual Report") are incorporated into this SAI by reference. The financial statements included in the 2002 Annual Report have been audited by __________, whose report thereon is also incorporated into this SAI by reference. Free copies of the 2002 Annual Report and the Trust's unaudited Semi-Annual Report may be obtained by telephoning the funds at 1-800-660-9418.

                          HILLVIEW INVESTMENT TRUST II

                                     PART C

                                OTHER INFORMATION

ITEM 23. Exhibits:

          (a)(1) Certificate of Trust as filed with the state of Delaware on April 13, 2000 is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement, File No. 333-34806, on Form N-1A, as filed with the Securities and Exchange Commission (the "SEC") on August 10, 2000 ("PRE No. 1").

          (a)(2) Agreement and Declaration of Trust is incorporated herein by reference to PRE No. 1.

(b)      Bylaws are incorporated herein by reference to PRE No. 1.

          (c) Instruments Defining Rights of Security Holders are incorporated herein by reference to Exhibits (a)(2) and (b) as filed with PRE No. 1.

          (d)(1) Investment Management Contract with Hillview Capital Advisors, LLC dated April 8, 2002, to be filed by amendment.

          (d)(2) Sub-Advisory Agreement with Harris Associates, L.P. for Hillview Alpha Fund is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-34806) filed with the SEC via EDGAR on October 26, 2001 ("PEA No. 1").

          (d)(3) Sub-Advisory Agreement with Shaker Investments, Inc. for Hillview Alpha Fund is incorporated herein by reference to PRE No. 1.

          (d)(4) Sub-Advisory Agreement with Pzena Investment Management LLC for Hillview Alpha Fund are incorporated herein by reference to PRE No. 1.

          (d)(5) Sub-Advisory Agreement with Frontier Capital Management Company, LLC for Hillview Alpha Fund is incorporated herein by reference to PRE No. 1.

          (d)(6) Sub-Advisory Agreement with BPI Global Asset Management LLP for Hillview International Alpha Fund is incorporated herein by reference to PRE No. 1.

          (d)(7) Sub-Advisory Agreement with Deutsche Asset Management Investment Services, Ltd. for Hillview International Alpha Fund is incorporated herein by reference to PRE No. 1.

          (d)(8) Sub-Advisory Agreement with Harris Associates, L.P. for Hillview International Alpha Fund is incorporated herein by reference to PEA No. 1.

          (d)(9) Sub-Advisory Agreement with Ironwood Capital Management, LLC, to be filed by amendment.

          (e) Underwriting Agreement is incorporated herein by reference to PRE No. 1.

          (f)       Bonus or Profit Sharing Contracts - None.

          (g)(1) Custodian Services Agreement is incorporated herein by reference to PRE No. 1.

          (g)(2) Foreign Custody Manager Delegation Agreement is incorporated herein by reference to PEA No. 1.

          (h)(1) Administration and Accounting Services Agreement is incorporated herein by reference to PRE No. 1.

          (h)(2) Transfer Agency Services Agreement is incorporated herein by reference to PRE No. 1.

          (h)(3) Amendment to Administration and Accounting Services Agreement, to be filed by amendment.

          (i)(1) Opinion of Kirkpatrick & Lockhart LLP, to be filed by amendment.

          (i)(2) Opinion of Richards, Layton & Finger, P.A. as to the legality of shares being offered is incorporated herein by reference to PRE No. 1.

          (j)       Other Opinions - None.

          (k)       Omitted Financial Statements - Not Applicable.

          (l) Initial Capital Agreement is incorporated herein by reference to PRE No. 1.

          (m)       Distribution Plan pursuant to Rule 12b-1 - None.

          (n)       Multiple Class Plan Pursuant to Rule 18f-3 - None.

          (o) Power of Attorney of the Trustees and Officers of the Registrant is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-34806) as filed with the SEC via EDGAR on August 31, 2000.

          (p)(1) Code of Ethics for Hillview Investment Trust II is incorporated herein by reference to PRE No. 1.

          (p)(2) Code of Ethics for Hillview Capital Advisors, LLC is incorporated herein by reference to PRE No. 1.

          (p)(3) Code of Ethics for Harris Associates, L.P. is incorporated herein by reference to PRE No. 1.

          (p)(4) Code of Ethics for Shaker Investments, Inc. is incorporated herein by reference to PRE No. 1.

          (p)(5) Code of Ethics for Pzena Investment Management LLC is incorporated herein by reference to PRE No. 1.

          (p)(6) Code of Ethics for Frontier Capital Management Company, LLC is incorporated herein by reference to PEA No. 1.

          (p)(7) Code of Ethics for BPI Global Asset Management LLP is incorporated herein by reference to PRE No. 1.

          (p)(8) Code of Ethics for Deutsche Asset Management Investment Services, Ltd. is incorporated herein by reference to PRE No. 1.

          (p)(9) Code of Ethics for Ironwood Capital Management, LLC, to be filed by amendment.

ITEM 24. Persons Controlled by or under Common Control with Registrant

None.

ITEM 25. Indemnification

Articles VIII and IX of the Declaration of Trust of the Trust state:

Section 8.1. Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any person for any act, omission, or obligation of the Trust or any Trustee; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad, negligence, or reckless disregard of the duties involved the conduct of the office of Trustee hereunder.

Section 8.2. Indemnification of Covered Persons. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by Delaware Act and other applicable law.

Section 8.3. Indemnification of Shareholders. In case any Shareholder or former Shareholder of the Trust shall be held to be personally liable solely by reason of his being or having been a Shareholder of the Trust or any Portfolio or Class and not because of his acts or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable Portfolio (or allocable to the applicable Class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Trust, on behalf of the affected Portfolio (or Class), shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of that Portfolio (or Class).

Section 9.7. ...Notwithstanding anything else herein to the contrary, any amendment to Article VIII that would have the effect of reducing the indemnification provided thereby to Covered Persons or to Shareholders or former Shareholders, and any repeal or amendment of this sentence shall each require the affirmative vote of Shareholders owning at least two-thirds of the Outstanding Shares entitled to vote thereon...

Article VII of the Bylaws of the Corporation states:

Section 3. Indemnification. Every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by the Delaware Business Trust Act, these Bylaws and other applicable law.

Paragraph 8 of the Investment Management Contract between the Trust and its adviser states:

8. Limitation of Liability of Adviser and Indemnification. Adviser and its delegates, including any Sub-Adviser to any Fund or the Trust, shall not be liable and the Trust shall indemnify Adviser and its directors, officers and employees, for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any Fund, the Trust or any of its shareholders, in connection with the matters to which this Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Adviser in the performance by Adviser of its duties from reckless disregard by Adviser of its obligations and duties under this Contract. Any person, even though also an officer, partner, employee, or agent of Adviser, who may be or become an officer, Trustee, employee or agent of the Trust shall be deemed, when rendering services to any Fund or the Trust or acting with respect to any business of such Fund or the Trust, to be rendering such service to or acting solely for the Fund or the Trust and not as an officer, partner, employee, or agent or one under the control or direction of Adviser even though paid by it.

Paragraphs 8 and 9 of each of the Sub-Advisory Agreements between the Trust and each sub-adviser states:

8. Limitation of Liability. The Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund, the Trust, its shareholders or by the Adviser in connection with the matters to which this Contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Contract. Nothing in this paragraph shall be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.

9.       Indemnification.

(a) The Adviser and the Trust shall indemnify the Sub-Adviser or any of its directors, officers, employees or affiliates for all losses, damages, liabilities, costs and expenses (including legal) ("Losses") as they are incurred by the Sub-Adviser by reason of or arising out of any act or omission by the Adviser or Trust under this Agreement, or any breach of warranty, representation or agreement hereunder, except to the extent that such Losses arise as a result of the negligence of the Sub-Adviser or the Sub-Adviser's breach of fiduciary duty to the Adviser or the Trust.

(b) The Sub-Adviser shall indemnify the Adviser or any of its directors, officers, employees or affiliates for all losses, damages, liabilities, costs and expenses (including legal) ("Losses") as they are incurred by the Adviser by reason of or arising out of any act or omission by the Sub-Adviser under this Agreement, or any breach of warranty, representation or agreement hereunder, except to the extent that such Losses arise as a result of the negligence of the Adviser or the Adviser's breach of fiduciary duty to the Sub-Adviser.

(c) The Sub-Adviser shall indemnify the Trust or any of its directors, officers, employees or affiliates for all losses, damages, liabilities, costs and expenses (including legal) ("Losses") as they are incurred by the Trust by reason of or arising out of any act or omission by the Sub-Adviser under this Agreement, or any breach of warranty, representation or agreement hereunder, except to the extent that such Losses arise as a result of the negligence of the Trust or the Trust's breach of fiduciary duty to the Sub-Adviser.

Sections 1.2 and 2.4 of the Foreign Custody Manager Agreement between PFPC Trust Company and Hillview Investment Trust II states:

1.2. In acting as a Foreign Custody Manager, PFPC shall exercise reasonable care, prudence and diligence such as a person having responsibility for the safekeeping of Foreign Assets would exercise. PFPC shall reimburse and pay the Fund for any loss or damage suffered by the Fund as a result of the performance of PFPC's duties under this Section 1 where such loss or damage results from an act of negligence or willful misconduct on the part of PFPC hereunder; provided that the liability of PFPC hereunder shall not exceed the fair market value of any loss of assets resulting from such negligence or willful misconduct, at the time of such negligence or willful misconduct. Notwithstanding anything else in this document, PFPC shall not be liable to the Fund for any indirect, special, consequential or general damages. PFPC shall be indemnified by the Fund for any damages PFPC may incur in connection with the provision by PFPC of the services set forth in this Section 1 (provided that the provisions of Section 12(b) of the Fund Custody Agreement shall apply with respect to such indemnification and provided PFPC will not be indemnified for damages arising out of PFPC's failure to exercise the standard of care set forth in the first sentence of
         Section 1.2 above or for damages arising out of PFPC's willful misfeasance, bad faith, negligence or reckless disregard of its duties under Section 1.1 above).

2.4. PFPC shall exercise reasonable care, prudence and diligence in performing its duties pursuant to Section 2 hereof. PFPC shall reimburse and pay the Fund for any loss or damaged suffered by the Fund as a result of the performance of PFPC's duties under this Section 2 where such loss or damage results from an act of negligence or willful misconduct on the part of PFPC hereunder; provided that the liability of PFPC hereunder shall not exceed the fair market value of any loss of assets resulting from such negligence or willful misconduct, at the time of such negligence or willful misconduct. Notwithstanding anything else in this document, PFPC shall not be liable to the Fund for any indirect, special, consequential or general damages. PFPC shall be indemnified by the Fund for any damages PFPC may incur in connection with the provision by PFPC of the services set forth in this Section 2 (provided that the provisions of Section 12(b) of the Fund Custody Agreement shall apply with respect to such indemnification and provided PFPC will not be indemnified for damages arising out of PFPC's failure to exercise the standard of care set forth in the first sentence of
         Section 2.4 above or for damages arising out of PFPC's willful misfeasance, bad faith, negligence or reckless disregard of its duties under Section 2.1 above).

Paragraph  10  of  the  Underwriting   Agreement  between  the  Trust  and  PFPC
Distributors, Inc. states:

10.      Indemnification.

(a) The Fund agrees to indemnify and hold harmless the PFPC Distributors and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, attorneys' fees and disbursements and liabilities under the Securities Laws and any state and foreign securities and blue sky laws) arising directly or indirectly from any action or omission to act which PFPC Distributors takes in connection with the provision of services to the Fund. Neither PFPC Distributors, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) caused by PFPC Distributors' or its affiliates' own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under this Agreement.

(b) The Fund agrees to indemnify and hold harmless PFPC Distributors, its officers, directors, and employees, and any person who controls PFPC Distributors within the meaning of Section 15 of the 1933 Act, free and harmless (a) from and against any and all claims, costs, expenses
         (including reasonable attorneys' fees) losses, damages, charges, payments and liabilities of any sort or kind which PFPC Distributors, its officers, directors, employees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact contained in the Fund's Registration Statement, Prospectus, or Statement of Additional Information (including amendments and supplements thereto), or (ii) any omission, or alleged omission, to state a material fact required to be stated in the Fund's Registration Statement, Prospectus, Statement of Additional Information or sales literature (including amendments or supplements thereto), necessary to make the statements therein not misleading, provided, however, that insofar as losses, claims, damages, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance on and in conformity with information furnished to the Fund by PFPC Distributors or its affiliated persons for use in the Fund's Registration Statement, Prospectus, or Statement of Additional Information or sales literature (including amendments or supplements thereto), such indemnification is not applicable; and (b) from and against any and all such claims, demands, liabilities and expenses (including such costs and counsel fees) which you, your officers and directors, or such controlling person, may incur in connection with this Agreement or PFPC Distributors' performance hereunder (but excluding such claims, demands, liabilities and expenses (including such costs and counsel fees) arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in any Registration Statement or any Prospectus or arising out of or based upon any omission, or alleged omission, to state a material fact required to be stated in either any Registration Statement or any Prospectus or necessary to make the statements in either thereof not misleading), unless such claims, demands, liabilities and expenses (including such costs and counsel fees) arise by reason of PFPC Distributors' willful misfeasance, bad faith or gross negligence in the performance of PFPC Distributors' duties hereunder. The Fund acknowledges and agrees that in the event that PFPC Distributors, at the request of the Fund, is required to give indemnification comparable to that set forth in this paragraph to any broker-dealer selling Shares of the Fund or servicing agent servicing the shareholders of the Fund and such broker-dealer or servicing agent shall make a claim for indemnification against PFPC Distributors, PFPC Distributors shall make a similar claim for indemnification against the Fund.

(c) PFPC Distributors agrees to indemnify and hold harmless the Fund, its several officers and Board Members and each person, if any, who controls a Portfolio within the meaning of Section 15 of the 1933 Act against any and all claims, costs, expenses (including reasonable attorneys' fees), losses, damages, charges, payments and liabilities of any sort or kind which the Fund, its officers, Board Members or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, but only to the extent that such liability or expense incurred by the Fund, its officers or Board Members, or any controlling person resulting from such claims or demands arose out of the acquisition of any Shares by any person which may be based upon any untrue statement, or alleged untrue statement, of a material fact contained in the Fund's Registration Statement, Prospectus or Statement of Additional Information (including amendments and supplements thereto), or any omission, or alleged omission, to state a material fact required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished or confirmed in writing to the Fund by PFPC Distributors or its affiliated persons (as defined in the 1940 Act). The foregoing rights of indemnification shall be in addition to any other rights to which the Fund or any such person shall be entitled to as a matter of law.

(d) In any case in which one party hereto (the "Indemnifying Party") may be asked to indemnify or hold the other party hereto (the "Indemnified Party") harmless, the Indemnified Party will notify the Indemnifying Party promptly after identifying any situation which it believes presents or appears likely to present a claim for indemnification (an "Indemnification Claim") against the Indemnifying Party, although the failure to do so shall not prevent recovery by the Indemnified Party, and shall keep the Indemnifying Party advised with respect to all developments concerning such situation. The Indemnifying Party shall have the option to defend the Indemnified Party against any Indemnification Claim which may be the subject of this indemnification, and, in the event that the Indemnifying party so elects, such defense shall be conducted by counsel chosen by the Indemnifying Party and satisfactory to the Indemnified Party, and thereupon the Indemnifying Party shall take over complete defense of the Indemnification Claim and the Indemnified Party shall sustain no further legal or other expenses in respect of such Indemnification Claim. In the event that the Indemnifying Party does not elect to assume the defense of any such suit, or in the case the Indemnified Party reasonably does not approve of counsel chosen by the Indemnifying Party, or in case there is a conflict of interest between the Indemnifying Party or the Indemnified Party, the Indemnifying Party will reimburse the Indemnified Party for the fees and expenses of any counsel retained by the Indemnified Party. The Fund agrees promptly to notify PFPC Distributors of the commencement of any litigation or proceedings against the Fund or any of its officers or directors in connection with the issue and sale of any Shares. The Indemnified Party will not confess any Indemnification Claim or make any compromise in any case in which the Indemnifying Party will be asked to provide indemnification, except with the Indemnifying Party's prior written consent.

Paragraphs 12 and 13 of the Custodian Services Agreement between the Fund and PFPC Trust Company states:

12.      Indemnification.

(a) The Fund, on behalf of each Portfolio, agrees to indemnify and hold harmless PFPC Trust from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the Securities laws and any state or foreign securities or blue sky laws, and amendments thereto, and expenses, including (without limitation) attorneys' fees and disbursements), arising directly or indirectly from any action or omission to act which PFPC Trust takes (i) in connection with providing its service hereunder,
         (ii) at the request or on the direction of or in reliance on the advice of the Fund or (iii) upon Oral Instructions or Written Instructions. PFPC Trust shall not be indemnified against any liability (or any expenses incident to such liability) arising out of PFPC Trust's willful misfeasance, bad faith, negligence or reckless disregard of its duties under this Agreement.

(b) Upon the assertion of a claim for which either party may be required to indemnify the other under this Agreement, the party seeking indemnification shall promptly notify the other party of such assertion, and shall keep the other party advised with respect to all developments concerning such claim. The party who may be required to indemnify shall have the option to participate with the party seeking indemnification in the defense of such claim. The party seeking indemnification shall in no case confess any claim or make any compromise in any case in which the other party may be required to indemnify it except with the other party's prior written consent.

13.      Responsibility of PFPC Trust.

(a) PFPC Trust shall be under no duty to take any action on behalf of the Fund or any Portfolio except as specifically set forth herein or as may be specifically agreed to by PFPC Trust in writing. PFPC Trust shall be obligated to exercise due care and diligence in the performance of its duties hereunder, to act in good faith and to use its best efforts, within reasonable limits, in performing services provided for under this Agreement. PFPC Trust shall be liable for any damages arising out of PFPC Trust's failure to perform its duties under this Agreement, and shall indemnify the Fund for such damages, to the extent such damages arise out of PFPC Trust's willful misfeasance, bad faith, negligence or reckless disregard of its duties under this Agreement.

(b) Without limiting the generality of the foregoing or of any other provision of this Agreement, PFPC Trust shall not be under any duty or obligation to inquire into and shall not be liable for (i) the validity or invalidity or authority or lack thereof of any Oral Instruction or Written Instruction, notice or other instrument which PFPC Trust reasonably believes to be genuine; or (ii) subject to section 10, delays, errors, loss of data or other losses occurring by reason of circumstances beyond PFPC Trust's control, including acts of civil or military authority, national emergencies, fire, flood, catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

(c) Notwithstanding anything in this Agreement to the contrary, neither PFPC Trust nor its affiliates shall be liable to the Fund or to any Portfolio for any consequential, special or indirect losses or damages which the Fund may incur or suffer, whether or not the likelihood of such losses or damages was known by PFPC Trust or its affiliates.

Paragraphs 12 and 13 of the Administration and Accounting Services Agreement between PFPC Inc. and the Trust state:

12.      Indemnification.

(a) The Fund, on behalf of each Portfolio, agrees to indemnify and hold harmless PFPC and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the Securities Laws and any state or foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) attorneys' fees and disbursements arising directly or indirectly from any action or omission to act which PFPC takes (i) at the request or on the direction of or in reliance on the advice of the Fund or (ii) upon Oral Instructions or Written Instructions. Neither PFPC, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) arising out of PFPC's or its affiliates' own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under this Agreement. Any amounts payable by the Fund hereunder shall be satisfied only against the relevant Portfolio's assets and not against the assets of any other investment portfolio of the Fund.

(b) Upon the assertion of a claim for which the either party may be required to indemnify the other under this Agreement, the party seeking indemnification shall promptly notify the other party of such assertion, and shall keep the other party advised with respect to all developments concerning such claim. The party who may be required to indemnify shall have the option to participate with the party seeking indemnification in the defense of such claim. The party seeking indemnification shall in no case confess any claim or make any compromise in any case in which the other party may be required to indemnify it except with the other party's prior written consent.

13.      Responsibility of PFPC.

(a) PFPC shall be under no duty to take any action on behalf of the Fund or any Portfolio except as specifically set forth herein or as may be specifically agreed to by PFPC in writing. PFPC shall be obligated to exercise care and diligence in the performance of its duties hereunder and to act in good faith and to use its best efforts, within reasonable limits, in performing services provided for under this Agreement. PFPC shall be liable for any damages arising out of PFPC's failure to perform its duties under this Agreement and shall indemnify the Fund for such damages to the extent such damages arise out of PFPC's willful misfeasance, bad faith, gross negligence or reckless disregard of such duties.

(b) Without limiting the generality of the foregoing or of any other provision of this Agreement, (i) PFPC shall not be liable for losses beyond its control, provided that PFPC has acted in accordance with the standard of care set forth above; and (ii) PFPC shall not be liable for
         (A) the validity or invalidity or authority or lack thereof of any Oral Instruction or Written Instruction, notice or other instrument which conforms to the applicable requirements of this Agreement, and which PFPC reasonably believes to be genuine; or (B) subject to Section 10, delays or errors or loss of data occurring by reason of circumstances beyond PFPC's control, including acts of civil or military authority, national emergencies, labor difficulties, fire, flood, catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

(c) Notwithstanding anything in this Agreement to the contrary, neither PFPC nor its affiliates shall be liable to the Fund or to any Portfolio for any consequential, special or indirect losses or damages which the Fund or any Portfolio may incur or suffer by or as a consequence of PFPC's or any affiliates' performance of the services provided hereunder, whether or not the likelihood of such losses or damages was known by PFPC or its affiliates.

Paragraphs 12 and 13 of the Transfer Agency Services Agreement between the Trust and PFPC Inc. state:

12.      Indemnification.

(a) The Fund agrees to indemnify and hold harmless PFPC and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) attorneys' fees and disbursements, arising directly or indirectly from
         (i) any action or omission to act which PFPC takes (a) at the request or on the direction of or in reliance on the advice of the Fund or (b) upon Oral Instructions or Written Instructions or (ii) the acceptance, processing and/or negotiation of checks or other methods utilized for the purchase of Shares. Neither PFPC, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) arising out of PFPC's or its affiliates' own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under this Agreement, provided that in the absence of a finding to the contrary the acceptance, processing and/or negotiation of a fraudulent payment for the purchase of Shares shall be presumed not to have been the result of PFPC's or its affiliates own willful misfeasance, bad faith, gross negligence or reckless disregard of such duties and obligations.

(b) Upon the assertion of a claim for which either party may be required to indemnify the other under this Agreement, the party seeking indemnification shall promptly notify the other party of such assertion, and shall keep the other party advised with respect to all developments concerning such claim. The party who may be required to indemnify shall have the option to participate with the party seeking indemnification in the defense of such claim. The party seeking indemnification shall in no case confess any claim or make any compromise in any case in which the other party may be required to indemnify it except with the other party's prior written consent.

13.      Responsibility of PFPC.

(a) PFPC shall be under no duty to take any action on behalf of the Fund except as specifically set forth herein or as may be specifically agreed to by PFPC in writing. PFPC shall be obligated to exercise care and diligence in the performance of its duties hereunder and to act in good faith in performing services provided for under this Agreement. PFPC shall be liable for any damages arising out of PFPC's failure to perform its duties under this Agreement, and shall indemnify the Fund for such damages, to the extent such damages arise out of PFPC's willful misfeasance, bad faith, gross negligence or reckless disregard of such duties.

(b) Without limiting the generality of the foregoing or of any other provision of this Agreement, (i) PFPC, shall not be liable for losses beyond its control, provided that PFPC has acted in accordance with the standard of care set forth above; and (ii) PFPC shall not be under any duty or obligation to inquire into and shall not be liable for (A) the validity or invalidity or authority or lack thereof of any Oral Instruction or Written Instruction, notice or other instrument which conforms to the applicable requirements of this Agreement, and which PFPC reasonably believes to be genuine; or (B) subject to Section 10, delays or errors or loss of data occurring by reason of circumstances beyond PFPC's control, including acts of civil or military authority, national emergencies, labor difficulties, fire, flood, catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

(c) Notwithstanding anything in this Agreement to the contrary, neither PFPC nor its affiliates shall be liable to the Fund for any consequential, special or indirect losses or damages which the Fund may incur or suffer by or as a consequence of PFPC's or its affiliates' performance of the services provided hereunder, whether or not the likelihood of such losses or damages was known by PFPC or its affiliates.

ITEM 26. Business and Other Connections of Investment Advisers

Hillview Capital Advisors, LLC, a Delaware limited liability company, ("Hillview Advisors") serves as adviser to the Hillview Investment Trust II as well as a variety of individuals and institutions. Hillview Advisor's principal business address is 700 The Times Building, Ardmore, Pennsylvania 19003.

Information as to the directors and principal executive officers of Hillview Advisors is included in its Form ADV filed with the SEC (File # 801-256284) as filed under the Investment Advisers Act of 1940, which is incorporated herein by reference.

BPI Global Asset Management LLP, serves as a sub-adviser for the Hillview International Alpha Fund. For information as to any other business, vocation, or employment of a substantial nature during the last two fiscal years in which each director, officer or partner of the sub-adviser has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to Form ADV (File # 801-53972) filed pursuant to the Investment Advisers Act of 1940.

Deutsche Asset Management Investment Services, Ltd (DAMIS), an England corporation, serves as a sub-adviser to Hillview International Alpha Fund. For information as to any other business, vocation, or employment of a substantial nature during the last two fiscal years in which each director, officer or partner of the sub-adviser has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to Form ADV (File #801-27291) filed pursuant to the Investment Advisers Act of 1940.

Frontier Capital Management Company, LLC, a Massachusetts limited liability company, serves as a sub-adviser to Hillview Alpha Fund. For information as to any other business, vocation, or employment of a substantial nature during the last two fiscal years in which each director, officer or partner of the sub-Adviser has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the Form ADV (File #801-15724) filed pursuant to the Investment Advisers Act of 1940.

Harris Associates L.P., an Illinois partnership, serves as a sub-adviser to Hillview Alpha Fund and Hillview International Alpha Fund. For information as to any other business, vocation, or employment of a substantial nature during the last two fiscal years in which each director, officer or partner of the sub-adviser has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the Form ADV (File # 801-50333) filed pursuant to the Investment Advisers Act of 1940.

Ironwood Capital Management, LLC, a Massachusetts limited liability company, serves as one of the sub-advisers to the Hillview Alpha Fund. For information as to any other business, vocation, or employment of a substantial nature during the last two fiscal years in which each director, officer or partner of the sub-adviser has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the Form ADV (File # 801-55081) filed pursuant to the Investment Advisers Act of 1940.

Pzena Investment Management, LLC a New York limited liability company, serves as one of the sub-advisers to Hillview Alpha Fund. For information as to any other business, vocation, or employment of a substantial nature during the last two fiscal years in which each director, officer or partner of the sub-adviser has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the Form ADV (File # 801-50838) filed pursuant to the Investment Advisers Act of 1940.

Shaker Investments, Inc. an Ohio corporation, serves as one of the sub-advisers to Hillview Alpha Fund. For information as to any other business, vocation, or employment of a substantial nature during the last two fiscal years in which each director, officer or partner of the sub-adviser has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the Form ADV (File # 801-40315) filed pursuant to the Investment Advisers Act of 1940.

ITEM 27.  Principal Underwriter

(a)      PFPC  Distributors,   Inc.  (the   "Distributor")   acts  as  principal
         underwriter for the following investment companies:

                           AB Funds Trust
                           AFBA 5 Star Funds, Inc.
                           Columbia Common Stock Fund, Inc.
                           Columbia Growth Fund, Inc.
                           Columbia International Stock Fund, Inc.
                           Columbia Special Fund, Inc.
                           Columbia Small Cap Fund, Inc.
                           Columbia Real Estate Equity Fund, Inc.
                           Columbia Balanced Fund, Inc.
                           Columbia Daily Income Company
                           Columbia U.S. Government Securities Fund, Inc. Columbia Fixed Income Securities Fund, Inc. Columbia Municipal Bond Fund, Inc.
                           Columbia High Yield Fund, Inc.
                           Columbia National Municipal Bond Fund, Inc.
                           Columbia Strategic Value Fund, Inc.
                           Columbia Technology Fund, Inc.
                           Deutsche Asset Management VIT Funds
                           Forward Funds, Inc
                           GAMNA Series Funds, Inc.
                           Harris Insight Funds Trust
                           Hillview Investment Trust II
                           International Dollar Reserve Fund I, Ltd.
                           Kalmar Pooled Investment Trust
                           Matthews International Funds
                           Metropolitan West Funds
                           New Covenant Funds
                           Pictet Funds
                           The RBB Fund, Inc.
                           RS Investment Trust
                           SmithGraham Institutional Funds
                           Stratton Growth Fund, Inc.
                           Stratton Monthly Dividend REIT Shares, Inc.
                           The Stratton Funds, Inc.
                           Tomorrow Funds Retirement Trust
                           Trainer, Wortham First Mutual Funds
                           Undiscovered Managers Funds
                           Weiss, Peck & Greer Funds Trust
                           Weiss, Peck & Greer International Fund
                           Whitehall Funds Trust
                           Wilshire Target Funds, Inc.
                           WPG Large Cap Growth Fund
                           WPG Tudor Fund
                           WT Investment Trust

              Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                  BlackRock Provident Institutional Funds
                  BlackRock Funds, Inc.

              Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                  Northern Funds Trust
                  Northern Institutional Funds Trust


              Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                  The Offit Investment Fund, Inc
                  The Offit Variable Insurance Fund, Inc.


              Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                  ABN AMRO Funds

         PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

(b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

         Steven Turowski         -  Chairman, Chief Executive Officer, Director
                                     and President
         Brian Burns             -  Director
         Michael Denofrio        -  Director
         Susan Keller            -  Director
         Rita G. Adler           -  Chief Compliance Officer
         Christine A. Ritch      -  Chief Legal Officer
         Salvatore Faia          -  Secretary and Clerk
         Christopher S. Conner   -  Assistant Secretary and Assistant Clerk
         Bradley A. Stearns      -  Assistant Secretary and Assistant Clerk
         John L. Wilson          -  Assistant Secretary and Assistant Clerk
         John Coary              -  Treasurer
         Douglas D. Castagna     -  Controller and Assistant Treasurer
         Lisa Colon              -  Vice President
         Bruno DiStefano         -  Vice President
         Elizabeth T. Holtsbery  -  Vice President
         Susan K. Moscaritolo    -  Vice President
         Thomas Rodman           -  Vice President

(c)      Not applicable.


ITEM 28. Location of Accounts and Records

The books and other documents required by paragraph (b)(4) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's adviser, Hillview Capital Advisors, LLC, 700 The Times Building,

Ardmore, Pennsylvania 19003. All other accounts, books and other documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and portfolio accounting service provider, PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware, 19809.

ITEM 29. Management Services

         Not applicable

ITEM 30. Undertakings
         None

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Ardmore, and the Commonwealth of Pennsylvania, on the 6th day of September, 2002.

                                         HILLVIEW INVESTMENT TRUST II

                                         By /s/ David M. Spungen
                                           ---------------------------------
                                           David M. Spungen, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities indicated on September 6, 2002.

             Signature                                 Title


/s/ Richard D. Driscoll                               Trustee
-------------------------------------
Richard D. Driscoll*


/s/ Richard W. Hutson                                 Trustee
-------------------------------------
Richard W. Hutson*


/s/ David M. Spungen                           Trustee and President
-------------------------------------
David M. Spungen


/s/ Robert W. Uek                                     Trustee
-------------------------------------
Robert W. Uek*


/s/ Joseph A. Bracken                          Secretary and Treasurer
-------------------------------------
Joseph A. Bracken

*By:  /s/ David M. Spungen
-------------------------------------
David M. Spungen
Attorney-in-Fact (Pursuant to Power
of Attorney)